N-4	Dec. 31, 2025 USD ($) Contracts
Prospectus:
Document Type	N-4
Entity Registrant Name	PRUCO LIFE INSURANCE COMPANY
Entity Central Index Key	0002077810
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

Important Information You Should Consider About the Contract
Fees, Expenses, and Adjustments
Are There Charges or Adjustments for Early Withdrawals?
Yes.
Market Value Adjustments. If you withdraw or transfer assets from a DCA Market Value Adjustment Option more than 30 days prior to the end of the Guarantee Period, we will apply a Market Value Adjustment, which may increase or decrease your initial amount invested. You could lose up to 100% of your investment in a DCA Market Value Adjustment Option as a result of a negative Market Value Adjustment. For example, if you allocate $100,000 to a DCA Market Value Adjustment Option with a 12 month Guarantee Period and later withdraw the entire amount before the 12 months have ended, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay taxes and tax penalties. The following transactions, when they occur more than 30 days prior to the end of the Guarantee Period, are subject to a Market Value Adjustment: (i) partial withdrawals (including systematic withdrawals, Required Minimum Distributions, and withdrawals under the Dynamic Income Benefit), (ii) surrenders, (iii) exercise of the right to cancel, (iv) transfers (other than scheduled DCA transfers), and (v) the deduction of fees (including Advisory Fees).
For more information on Market Value Adjustments, please refer to the “Charges and Adjustments” section of this prospectus.

Are There Transaction Charges?
Yes.
In addition to Market Value Adjustments, charges may be applied to transfers (if more than 20 in a Contract Year), to requests for duplicate reports, or if state or local premium taxes are assessed.
For more information on transaction charges, please refer to the “Charges and Adjustments” section of this prospectus.

Important Information You Should Consider About the Contract
Fees, Expenses, and Adjustments
Are There Ongoing Fees and Expenses?
Yes.
The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses disclosed below do not reflect any Advisory Fees paid to third party financial professionals from your Account Value or other assets. If such Advisory Fees were reflected, the fees and expenses disclosed below would be higher.

	Annual Fee	Minimum	Maximum
	Base Contract Fees	0.250%*	0.416%*
	Portfolio Company fees and expenses[1]	0.09%	1.01%
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.09%[2]	1.01%[3]
* Charge based on a percentage of the net assets allocated to the Variable Options.
1. Charge based on a percentage of net assets allocated to the Variable Options. We assess a Fund Access Charge on Account Value invested in certain Variable Options. The maximum Fund Access Charge associated with each Variable Option is included when determining the minimum and maximum Portfolio fees and expenses in the table. Please refer to the “Charges and Adjustments” section and “Appendix A” for further information.
2. Charge based on a percentage of the net assets allocated to the Variable Options. This charge is the current charge for the Return of Adjusted Purchase Payments Death Benefit, the least expensive optional benefit with an additional charge.
3. Charge based on a percentage of the net assets allocated to the Variable Options. This charge is the current charge for the Prudential Defined Income Benefit, the most expensive optional benefit with an additional charge.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add negative Market Value Adjustments that substantially increase costs.

	Lowest Annual Cost $707	Highest Annual Cost $3,190
Assumes:
  Investment of $100,000
  5% annual appreciation
  Least expensive Portfolio fees and expenses
  No optional benefits
  No sales charges or Advisory Fees
  No subsequent Purchase Payments, transfers or withdrawals

Assumes:
  Investment of $100,000
  5% annual appreciation
  Most expensive combination of optional benefits and Portfolio fees and expenses
  No sales charges or Advisory Fees
  No subsequent Purchase Payments, transfers or withdrawals

For more information on ongoing fees and expenses, please refer to the “Fee Table” and “Charges and Adjustments” sections of this prospectus.

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?
Yes.
Market Value Adjustments. If you withdraw or transfer assets from a DCA Market Value Adjustment Option more than 30 days prior to the end of the Guarantee Period, we will apply a Market Value Adjustment, which may increase or decrease your initial amount invested. You could lose up to 100% of your investment in a DCA Market Value Adjustment Option as a result of a negative Market Value Adjustment. For example, if you allocate $100,000 to a DCA Market Value Adjustment Option with a 12 month Guarantee Period and later withdraw the entire amount before the 12 months have ended, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay taxes and tax penalties. The following transactions, when they occur more than 30 days prior to the end of the Guarantee Period, are subject to a Market Value Adjustment: (i) partial withdrawals (including systematic withdrawals, Required Minimum Distributions, and withdrawals under the Dynamic Income Benefit), (ii) surrenders, (iii) exercise of the right to cancel, (iv) transfers (other than scheduled DCA transfers), and (v) the deduction of fees (including Advisory Fees).
For more information on Market Value Adjustments, please refer to the “Charges and Adjustments” section of this prospectus.

Transaction Charges [Text Block]
Are There Transaction Charges?
Yes.
In addition to Market Value Adjustments, charges may be applied to transfers (if more than 20 in a Contract Year), to requests for duplicate reports, or if state or local premium taxes are assessed.
For more information on transaction charges, please refer to the “Charges and Adjustments” section of this prospectus.

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?
Yes.
The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses disclosed below do not reflect any Advisory Fees paid to third party financial professionals from your Account Value or other assets. If such Advisory Fees were reflected, the fees and expenses disclosed below would be higher.
Annual Fee
Minimum
Maximum
Base Contract Fees
0.250%*
0.416%*
Portfolio Company fees and expenses[1]
0.09%
1.01%
Optional benefits available for an additional charge
(for a single optional benefit, if elected)
0.09%[2]
1.01%[3]
* Charge based on a percentage of the net assets allocated to the Variable Options.
1. Charge based on a percentage of net assets allocated to the Variable Options. We assess a Fund Access Charge on Account Value invested in certain Variable Options. The maximum Fund Access Charge associated with each Variable Option is included when determining the minimum and maximum Portfolio fees and expenses in the table. Please refer to the “Charges and Adjustments” section and “Appendix A” for further information.
2. Charge based on a percentage of the net assets allocated to the Variable Options. This charge is the current charge for the Return of Adjusted Purchase Payments Death Benefit, the least expensive optional benefit with an additional charge.
3. Charge based on a percentage of the net assets allocated to the Variable Options. This charge is the current charge for the Prudential Defined Income Benefit, the most expensive optional benefit with an additional charge.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add negative Market Value Adjustments that substantially increase costs.
Lowest Annual Cost
$707
Highest Annual Cost
$3,190
Assumes:
  Investment of $100,000
  5% annual appreciation
  Least expensive Portfolio fees and expenses
  No optional benefits
  No sales charges or Advisory Fees
  No subsequent Purchase Payments, transfers or withdrawals
Assumes:
  Investment of $100,000
  5% annual appreciation
  Most expensive combination of optional benefits and Portfolio fees and expenses
  No sales charges or Advisory Fees
  No subsequent Purchase Payments, transfers or withdrawals
For more information on ongoing fees and expenses, please refer to the “Fee Table” and “Charges and Adjustments” sections of this prospectus.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.25%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.416%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.09%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.01%
Optional Benefits Minimum [Percent]	0.09%
Optional Benefits Maximum [Percent]	1.01%
Base Contract (N-4) Footnotes [Text Block]	* Charge based on a percentage of the net assets allocated to the Variable Options.
Optional Benefits Footnotes [Text Block]	2. Charge based on a percentage of the net assets allocated to the Variable Options. This charge is the current charge for the Return of Adjusted Purchase Payments Death Benefit, the least expensive optional benefit with an additional charge.3. Charge based on a percentage of the net assets allocated to the Variable Options. This charge is the current charge for the Prudential Defined Income Benefit, the most expensive optional benefit with an additional charge.
Investment Options Footnotes [Text Block]	1. Charge based on a percentage of net assets allocated to the Variable Options. We assess a Fund Access Charge on Account Value invested in certain Variable Options. The maximum Fund Access Charge associated with each Variable Option is included when determining the minimum and maximum Portfolio fees and expenses in the table. Please refer to the “Charges and Adjustments” section and “Appendix A” for further information.
Lowest Annual Cost [Dollars]	$ 707
Highest Annual Cost [Dollars]	$ 3,190
Risks [Table Text Block]
Risks
Is There a Risk of Loss from Poor Performance?
Yes.
You can lose money by investing in the Contract.
For more information on the risk of loss from poor performance, please refer to the “Principal Risks of Investing in the Contract” section of this prospectus.
Is this a Short-Term Investment?
No.
The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis. Because of the long-term nature of the Contract, you should consider whether the Contract is consistent with your financial situation and objectives.
Withdrawals may generally reduce the level of various optional benefit guarantees provided and may be subject to federal and state income taxes, as well as a 10% additional tax. If you withdraw or transfer assets from the DCA Market Value Adjustment Options more than 30 days prior to the end of the Guarantee Period, we will apply a Market Value Adjustment, which may increase or decrease your initial amount invested.
If you choose to pay Advisory Fees from your Account Value, this deduction will be treated as a withdrawal. This will reduce your Account Value, death benefit, and the value of optional benefit guarantees, perhaps significantly, and this reduction may be greater than the amount withdrawn. In addition, if Advisory Fees are deducted from the DCA Market Value Adjustment Options more than 30 days prior to the end of the Guarantee Period, this deduction will be subject to the Market Value Adjustment (which may be positive or negative) as described above. The deduction of Advisory Fees may also be subject to federal and state income taxes, as well as a 10% additional tax. You may be able to pay your advisory fees from a separate source. Please consult your personal tax advisor as this may result in negative tax consequences.
For more information on the short-term investment risks, please refer to the “Principal of Risks of Investing in the Contract” section of this prospectus.
What are the Risks Associated with the Investment Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options you select. Each of the Investment Options available under the Contract, including the Variable Options and the DCA Market Value Adjustment Options, has its own unique risks. You should review the Investment Options before making an investment decision. The DCA Market Value Adjustment Options may be subject to a Market Value Adjustment, which can be negative, causing you to lose money.
For more information on the risks associated with Investment Options, please refer to the “Principal Risks of Investing in the Contract” section of this prospectus.
What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under any DCA Market Value Adjustment Option), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request. Such requests can be made toll free at 1-888-PRU-2888.
For more information on insurance company risks, please refer to the “Principal Risks of Investing in the Contract” section of this prospectus

Investment Restrictions [Text Block]
Yes.
There are restrictions that may limit the investment options that you may choose, and there are limitations on the transfer of Account Value among investment options.
  You may make twenty (20) free transfers between Investment Options each Contract Year. After the twentieth transfer in each Contract Year, we will charge $10 for each additional transfer.
  You may only allocate Purchase Payments to the DCA Market Value Adjustment Options. You may not transfer Account Value into this program.
  If you select an optional benefit, your selection of Investment Options may be limited.
  The 6 or 12 Month DCA Program is not available with the Defined Income Benefit or in the States of Illinois, Iowa and Oregon.
  You may not have a 6 Month DCA Program running simultaneously with a 12 Month Program.
We reserve the right to
  Remove or substitute Portfolios as Investment Options or to close Variable Options to subsequent Purchase Payments on existing Annuities or Annuities purchased on or after specified dates;
  Impose limitations on an investment professional’s or investment advisor’s ability to request financial transactions on your behalf. Limit the number of transfers you may make or to impose a minimum transfer amount; and
  Limit, suspend or reject any additional Purchase Payment at any time on a non-discriminatory basis. If we do so, you may no longer be able to increase the values associated with an optional living benefit or increase the amount of the death benefit under an optional death benefit through subsequent Purchase Payments. This would also impact your ability to make annual contributions to certain qualified Annuities.
Certain Investment Options may not be available through certain financial intermediaries. See Appendix D, ‘Financial Intermediary Variations’ and the Cover Page for additional information.
For more information on investment and transfer restrictions, please refer to the “Charges and Adjustments” section, “Appendix A,” the “Restrictions on Transfers Between Investment Options” section, the “Principal Risks of Investing in the Contract” section, the “General Description of Contracts” section, and the “Financial Professional Permission to Forward Transaction Instructions” section of this prospectus.

Key Information, Benefit Restrictions [Text Block]
Yes.
There are restrictions and limitations relating to benefits offered under the Contract. Except as otherwise provided, Contract benefits may not be modified or terminated by the Company.
  You may be able to obtain optional benefits, which may require additional charges. If you elect to purchase one or more optional benefits, we will deduct an additional charge on a daily or quarterly basis from your Account Value allocated to the Variable Options. The charge for each optional benefit is deducted in addition to the insurance charge due to the increased insurance risk associated with the optional benefits.
  The availability of Contract benefits may vary depending on the investment advisor or broker-dealer through which the Contract is sold. See “Appendix D - Financial Intermediary Variations.”
  Any withdrawals, including third party Advisory Fees paid from your Account Value, that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.
  If you elect to pay third party Advisory Fees from your Account Value, then such fee deductions will be treated as a withdrawal, may trigger a Market Value Adjustment (which may be positive or negative), and may reduce the level of the Minimum Death Benefit guarantees provided. Such withdrawals may also be subject to ordinary income tax, and may be subject to a 10% additional tax.
Certain Contract Benefits may not be available through certain financial intermediaries. See Appendix D, ‘Financial Intermediary Variations’ and the Cover Page for additional information.
For more information on optional benefits under the Contract, please refer to the “Benefits Available Under the Contract” section of this prospectus. For more information on the option to pay third party Advisory Fees from Account Value, please refer to the “Principal Risks of Investing in the Contract” and the “Taxes” sections of this prospectus.

Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract. There is no additional tax benefit if you purchase the Contract through a tax-qualified plan or individual retirement account (IRA). Withdrawals, including third party Advisory Fees paid from your Account Value, will be subject to ordinary income tax, and may be subject to a 10% additional tax for distributions taken prior to age 59½.
For more information on tax implications, please refer to the “Taxes” section of this prospectus.

Investment Professional Compensation [Text Block]
Investment professionals may receive compensation for selling the Contract to investors and may have a financial incentive to offer or recommend the Contract over another investment. This compensation is paid in the form of commissions, revenue sharing, and other compensation programs based on your investments in the Contract. Please note that third party financial professionals who charge an Advisory Fee for their services are not paid additional commission amounts.
For more information on investment professional compensation, please refer to the Statement of Additional Information.

Exchanges [Text Block]
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your contract if you determine after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing Contract, that it is preferable to purchase the new contract, rather than continue to own your existing contract.
For more information on exchanges, please refer to the Statement of Additional Information.

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
FEE TABLE
The following tables describe the fees, expenses, and adjustments that you will pay when buying, owning and surrendering or making withdrawals from an Investment Option or from the Annuity.
These fees and expenses do not reflect any Advisory Fees paid to third party financial professionals from your Account Value. If Advisory Fees were reflected, your fees would be higher. Please refer to your Annuity specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time you buy the Contract, transfer Account Value between Investment Options, or request duplicate reports. State premium taxes may also be deducted. These fees and charges are described in more detail within this prospectus in the “Charges and Adjustments” section.

TRANSACTION EXPENSES	Maximum
Sales Charge Imposed on Purchases	None
Transfer Fee[1]	$10
Additional Copies of Reports[2]	$50
The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Account Value is removed from a DCA Market Value Adjustment Option before the expiration of a specified period.

Adjustments
Market Value Adjustment Maximum Potential Loss (as a percentage of Unadjusted Account Value in the DCA Market Value Adjustment Option)[1]	100%
The next table describes the current and maximum fees and expenses that you will pay each year during the time that you own the Annuity (not including Portfolio fees and expenses). Your current fees and expenses may be less than the maximum.
If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Annuity Expenses	Current	Maximum
Administrative Expenses[1] (assessed annually on the Annuity’s anniversary date or upon surrender)	Lesser of $50 or 2% of Unadjusted Account Value	Lesser of $50 or 2% of Unadjusted Account Value
Base Contract Expenses2,[3] (based on the average daily net assets of the Variable Options)	0.40%[3]	0.40%
Fund Access Charge[4] (as a percentage of the net assets of the Variable Options)	0.35%	0.70%
Optional Benefit Fees and Charges
Prudential Defined Income Benefit5,[6]	0.80%	1.50%
Prudential Dynamic Income Benefit5,[7]	0.40%	1.00%
Return of Adjusted Purchase Payments Death Benefit[5]	0.10%	0.10%
The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Annuity. Expenses shown may change over time and may be higher or lower in the future. These amounts also include applicable Fund Access Charges if you choose to invest in certain Portfolios. A complete list of Portfolios available under the Annuity, including their annual expenses, may be found at Appendix A of this prospectus.

Annual Portfolio Expenses
(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	Minimum	Maximum
	0.29%	1.13%
		[1],[2],[3],[4],[5],[6],[7],[8],[9],[10]
Transaction Expenses [Table Text Block]

TRANSACTION EXPENSES	Maximum
Sales Charge Imposed on Purchases	None
Transfer Fee[1]	$10
Additional Copies of Reports[2]	$50

Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Transfer Fee, Maximum [Dollars]	$ 10
Transfer Fee, Footnotes [Text Block]	You may make twenty (20) free transfers between Investment Options each Annuity Year. After the twentieth transfer in each Annuity Year, we will charge $10 for each additional transfer.
Other Transaction Fee, Maximum [Dollars]	$ 50
Other Transaction Fee, Footnotes [Text Block]	We do not currently assess this fee. However, we reserve the right to charge up to $50 for each additional report (i.e., confirmation statement or quarterly statement) you request.
Contract Adjustments, Fee Table [Table Text Block]

Adjustments
Market Value Adjustment Maximum Potential Loss (as a percentage of Unadjusted Account Value in the DCA Market Value Adjustment Option)[1]	100%

Contract Adjustment, Maximum Potential Loss Over Value at Start of Crediting Period [Percent]	100.00%
Annual Contract Expenses [Table Text Block]

Annual Annuity Expenses	Current	Maximum
Administrative Expenses[1] (assessed annually on the Annuity’s anniversary date or upon surrender)	Lesser of $50 or 2% of Unadjusted Account Value	Lesser of $50 or 2% of Unadjusted Account Value
Base Contract Expenses2,[3] (based on the average daily net assets of the Variable Options)	0.40%[3]	0.40%
Fund Access Charge[4] (as a percentage of the net assets of the Variable Options)	0.35%	0.70%
Optional Benefit Fees and Charges
Prudential Defined Income Benefit5,[6]	0.80%	1.50%
Prudential Dynamic Income Benefit5,[7]	0.40%	1.00%
Return of Adjusted Purchase Payments Death Benefit[5]	0.10%	0.10%

Administrative Expense, Maximum [Dollars]	$ 50
Administrative Expense, Current [Dollars]	$ 50
Administrative Expense, Footnotes [Text Block]	The Administrative Expense is waived if the sum of the Purchase Payments at the time the fee is due is equal to or greater than $100,000. Administrative Expense is referred to as “Annual Maintenance Fee” or “Annual Account Management Fee” elsewhere in this Prospectus.
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.40%
Base Contract Expense (of Average Account Value), Current [Percent]	0.40%
Base Contract Expense, Footnotes [Text Block]	Any transactions that impact Net Purchase Payments and cause a change in the applicable Base Contract Expense level will cause that change in level on the Valuation Day on which the transactions occur.For Net Purchase Payments equal to or greater than $1,000,000 the base contract expense will be 0.25%.
Optional Benefit Expense, Footnotes [Text Block]	See “Benefits Available Under the Contract” for information regarding our right to increase the charge after the 3rd anniversary of the Benefit Effective Date.Charge assessed as a percentage of the net assets of the Variable Options. The Defined Income Benefit is no longer available for sale or re-election.Since the charge for the Prudential Dynamic Income Benefit is assessed against Unadjusted Account Value, to determine the maximum and current total annualized charge for purposes of this table, we assume that the Account Value is equal to the daily net assets of the Variable Options. Account Value could be different from the daily net assets of the Variable Options if you have amounts allocated to the DCA Market Value Adjustment.
Other Annual Expense (of Other Amount), Maximum [Percent]	0.70%
Other Annual Expense (of Other Amount), Current [Percent]	0.35%
Other Annual Expense, Footnotes [Text Block]	We assess an additional charge (Fund Access Charge) for allocations to certain Variable Options available when you do not have the Defined Income Benefit in effect for your Annuity.
Annual Portfolio Company Expenses [Table Text Block]

Annual Portfolio Expenses
(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	Minimum	Maximum
	0.29%	1.13%

Portfolio Company Expenses [Text Block]	(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Before Waivers and Reimbursement Minimum [Percent]	0.29%
Portfolio Company Expenses Before Waivers and Reimbursement Maximum [Percent]	1.13%
Surrender Example [Table Text Block]	If you surrender your Contract at the end of the applicable time period: $3,190 $9,738 $16,515 $34,515 $2,345 $7,220 $12,352 $26,396
Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,190
Surrender Expense, 1 Year, Minimum [Dollars]	2,345
Surrender Expense, 3 Years, Maximum [Dollars]	9,738
Surrender Expense, 3 Years, Minimum [Dollars]	7,220
Surrender Expense, 5 Years, Maximum [Dollars]	16,515
Surrender Expense, 5 Years, Minimum [Dollars]	12,352
Surrender Expense, 10 Years, Maximum [Dollars]	34,515
Surrender Expense, 10 Years, Minimum [Dollars]	$ 26,396
Annuitize Example [Table Text Block]	If you annuitize your Contract at the end of the applicable time period: $3,190 $9,738 $16,515 $34,515 $2,345 $7,220 $12,352 $26,396
Annuitized Expense, 1 Year, Maximum [Dollars]	$ 3,190
Annuitized Expense, 1 Year, Minimum [Dollars]	2,345
Annuitized Expense, 3 Years, Maximum [Dollars]	9,738
Annuitized Expense, 3 Years, Minimum [Dollars]	7,220
Annuitized Expense, 5 Years, Maximum [Dollars]	16,515
Annuitized Expense, 5 Years, Minimum [Dollars]	12,352
Annuitized Expense, 10 Years, Maximum [Dollars]	34,515
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 26,396
No Surrender Example [Table Text Block]	If you do not surrender or annuitize your Contract at the end of the applicable time period: $3,190 $9,738 $16,515 $34,515 $2,345 $7,220 $12,352 $26,396
No Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,190
No Surrender Expense, 1 Year, Minimum [Dollars]	2,345
No Surrender Expense, 3 Years, Maximum [Dollars]	9,738
No Surrender Expense, 3 Years, Minimum [Dollars]	7,220
No Surrender Expense, 5 Years, Maximum [Dollars]	16,515
No Surrender Expense, 5 Years, Minimum [Dollars]	12,352
No Surrender Expense, 10 Years, Maximum [Dollars]	34,515
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 26,396
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
The risks identified below are the principal risks of investing in the Annuity. The Annuity may be subject to additional risks other than those identified and described in this prospectus.
Risk of Loss
You could lose money by investing in the Annuity, including your principal investment. An investment in the Annuity is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risks Associated with Variable Investment Options
You take all the investment risk for amounts allocated to one or more of the Variable Options, which invest in Portfolios. If the Variable Options you select increase in value, then your Account Value goes up; if they decrease in value, your Account Value goes down. How much your Account Value goes up or down depends on the performance of the Portfolios in which your Variable Options invest. We do not guarantee the investment results of any Portfolio. An investment in the Annuity is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision. We reserve the right to add, eliminate, substitute or combine Variable Options as Investment Options available under the Annuity or to close Variable Options to subsequent Purchase Payments on existing Annuities or for Annuities purchased on or after specified dates.
Risks Associated with the DCA Market Value Adjustment Options
We determine the interest rates credited to the DCA Market Value Adjustment Options in our sole discretion, subject to guaranteed minimums, and we may change the rates for new Guarantee Periods at any time. Any change in interest rates do not affect the Guarantee Periods that began before the date of the change. There is a risk that the interest rates for new Guarantee Periods will be lower than the rates that were previously in effect. In addition, if you withdraw or transfer assets from a DCA Market Value Adjustment Option more than 30 days prior to the end of the Guarantee Period, we will apply a Market Value Adjustment, which may increase or decrease your initial amount invested. You could lose up to 100% of your investment in a DCA Market Value Adjustment Option as a result of a negative Market Value Adjustment. Generally, if yields are higher at the time of Market Value Adjustment application than they were at the beginning of the Guarantee Period, the Market Value Adjustment will be negative.
Early Withdrawal Risk
The Annuity is not a short-term investment vehicle and is not an appropriate investment for an investor who needs ready access to cash. The Annuity is designed to provide benefits on a long-term basis. Because of the long-term nature of the Annuity, you should consider whether the Annuity is consistent with your financial situation and objectives. Withdrawals under the Annuity, including partial withdrawals and a full surrender, may be subject to negative Market Value Adjustments and negative tax consequences. If you have elected certain Optional Benefits, a withdrawal may reduce the amount of your Benefit on more than a dollar for dollar basis. While the Annuity provides a Death Benefit, the amount of that benefit is subject to investment gains and losses and is reduced for any withdrawals you take, including Advisory Fee deductions.
Risks Associated with Third Party Advisory Fees
Currently, we permit you to deduct Advisory Fees directly from your Account Value in order to pay third party financial professionals. This Advisory Fee is in addition to fees and expenses disclosed in this prospectus. If you elect to pay the Advisory Fee from your Account Value, this deduction may generally reduce the level of various benefit guarantees provided, may trigger a Market Value Adjustment (which may be positive or negative), and may be subject to federal and state income taxes and a 10% additional tax.
Insurance Company Risk
No company other than Pruco Life has any legal responsibility to pay amounts that Pruco Life owes under the Annuity, including amounts allocated to the DCA Market Value Adjustment Options, which are supported by our general account and are subject to our claims-paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to our general creditors and for conducting routine business activities, such as the payment of salaries, rent, and other ordinary business expenses. You should look to the financial strength of Pruco Life for its claims-paying ability. Pruco Life is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect Pruco Life and our ability to conduct business and process transactions. Although Pruco Life has business continuity plans, it is possible that the plans may not operate as intended or required and that Pruco Life may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.
Possible Adverse Tax Consequences
The tax considerations associated with the Annuity vary and can be complicated. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Before making a Purchase Payment or taking other action related to your Annuity, you should consult with a qualified tax advisor for complete information and advice. For example, distributions from your
Annuity are generally subject to ordinary income taxation on the amount of any investment gain unless the distribution qualifies as a non-taxable exchange or transfer. In addition, if you take a distribution prior to the taxpayer’s age 59½, you may be subject to a 10% additional tax in addition to ordinary income taxes on any gain.
Possible Fees on Access to Account Value
We may apply fees if you access your Account Value during the Savings Stage or surrender your Annuity. For example, in addition to possible tax consequences discussed above, you may incur fees for accessing your Account Value such as an Annual Maintenance Fee, Tax Charge, and/or a charge for any optional benefits. In addition, we may assess a Market Value Adjustment for withdrawals from a DCA Market Value Adjustment Option.
Annuity Changes Risk
We reserve the right to limit the number of transfers you may make or to impose a minimum transfer amount. We also reserve the right to add, eliminate, substitute or combine Variable Options as Investment Options available under the Annuity or to close Variable Options to subsequent Purchase Payments on existing Annuities or for Annuities purchased on or after specified dates. We may limit, suspend or reject any additional Purchase Payment at any time on a non-discriminatory basis. If we do so, you may no longer be able to increase the values associated with an optional living benefit or increase the amount of the death benefit under an optional death benefit through subsequent Purchase Payments. This would also impact your ability to make annual contributions to certain qualified Annuities. In addition, we may impose limitations on an investment professional’s or investment advisor’s ability to request financial transactions on your behalf.
Cyber Security and Business Continuity Risks
With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, the Company is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of increasingly complex products, such as those that feature automatic asset transfer or reallocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
The Company is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect the Company and our ability to conduct business and process transactions. Although the Company has business continuity plans, it is possible that the plans may not operate as intended or required and that the Company may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.
Cyber security events, disasters and similar events, whether deliberate or unintentional, that could impact the Company and Contract owners could arise not only in connection with our own administration of the Annuity, but also with entities operating the Annuity’s Portfolios and with third-party service providers. Cyber security and other events affecting any of the entities involved with the offering and administration of the Annuity may cause significant disruptions in the business operations related to the Annuity. Potential impacts may include, but are not limited to, potential financial losses under the Annuity, your inability to conduct transactions under the Annuity and/or with respect to a Portfolio, an inability to calculate unit values with respect to the Annuity and/or the net asset value (“NAV”) with respect to a Portfolio, and disclosures of your personal or confidential account information.
In addition to direct impacts to you, cyber security and other events described above may result in adverse impacts to the Company, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by the Company may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by the Company in enhancing and upgrading computer systems and systems security following a cyber security failure or responding to a disaster or similar event. The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, and others continue to pose new and significant cyber security threats. In addition, the global spread of COVID-19 has caused the Company and its service providers to implement business continuity plans, including widespread use of work-from-home arrangements. Although the Company, our service providers, and the Portfolios offered under the Annuity may have established business continuity plans and risk management systems to mitigate risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, the Company cannot control or assure the efficacy of the cyber security and business continuity plans and systems implemented by third-party service providers, the Portfolios, and the issuers in which the Portfolios invest.
The military invasion of Ukraine initiated by Russia in February 2022 and the resulting response by the United States and other countries have led to economic disruptions, as well as increased volatility and uncertainty in the financial markets. It is not possible to predict the ultimate duration and scope of the conflict, or the future impact on U.S. and global economies and financial markets. The performance of the Index(es) may be adversely affected.
Artificial Intelligence Risk: In addition to the cyber security risks described above, the development, adoption and use of AI, including generative artificial intelligence (“Generative AI”), by us and by third parties on whom we rely may increase existing operational risks or create new operational risks that we are not currently anticipating. AI technologies offer potential benefits in areas such as customer service personalization and process automation, and we expect to use AI and Generative AI to help deliver products and services and support critical functions. We also expect third parties on whom we rely to do the same. There are significant risks involved in developing and deploying AI, and there can be no assurance that its use will enhance our products or services or be beneficial to our business, including our efficiency or profitability. The risk that AI and Generative AI may be misused is increased by the relative newness of the technology, the speed at which it is being adopted, and the lack of laws, regulations or standards governing its use. Such misuse could expose the Company to legal or regulatory risk, damage customer relationships or cause reputational harm. Further, our ability to continue to develop and efficiently deploy AI technologies depends on access to specific third-party equipment and other physical infrastructure, such as processing hardware and network capacity, the availability and pricing of which is difficult to control, especially in a highly competitive environment. Our competitors may also adopt AI or Generative AI more quickly or more effectively than we do, which could cause competitive harm. Because the Generative AI technology is so new, some of the potential risks of Generative AI are currently unknowable.

Item 6. Description of Insurance Company, Registered Separate Account, and Investment Options [Line Items]
Exemption for Issuers of Securities Subject to Insurance Regulation [Flag]	true
Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]
CHARGES AND ADJUSTMENTS
The charges under the Annuity are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the Annuity. They are also designed, in the aggregate, to compensate us for the risks of loss we assume. If, as we expect, the charges that we collect from the Annuity exceed our total costs in connection with the Annuity, we will earn a profit. Otherwise, we will incur a loss. For example, Pruco Life may make a profit on the insurance charge if, over time, the actual costs of providing the guaranteed insurance obligations and other expenses under the Annuity are less than the amount we deduct for the insurance charge. To the extent we make a profit on the insurance charge, such profit may be used for any other corporate purpose.
The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In general, a given charge under the Annuity compensates us for our costs and risks related to that charge and may provide for a profit. However, it is possible that with respect to a particular obligation we have under this Annuity, we may be compensated not only by the charge specifically tied to that obligation, but also from one or more other charges we impose.
With regard to charges that are assessed as a percentage of the value of the Variable Options, please note that such charges are assessed through a reduction to the Unit Value of your investment in each Variable Option, and in that way reduce your Account Value. A “Unit” refers to a share of participation in a Variable Option used to calculate your Unadjusted Account Value prior to the Annuity Date.

Contract Adjustment, Effect on Value and Benefits [Text Block]	Charges for Optional Benefits: For information about the benefits available under the Annuity and their corresponding charges, please refer to the “Benefits Available Under the Contract” table.Fund Access Charge: The Company currently imposes a Fund Access Charge of 0.35% annually on Account Value invested in certain Variable Options. The fee is deducted as an annualized percentage of the daily Account Value allocated to the particular Variable Option(s) and is included in the calculation of the Unit Values for those Variable Options. We determine the Variable Options to which the Fund Access Charge applies and the level of such charge in our sole discretion. The Fund Access Charge helps provide the Company or its affiliates the amount of revenue the Company or its affiliates require in order to offer certain Portfolios through the Annuity. The Portfolios for which the Company assesses the Fund Access Charge do not provide the Company or its affiliates with the amount of revenue it requires in order for the Company or its affiliates to meet its expenses and revenue targets. You should note that, while the Portfolios for which we currently assess this charge may have lower total annual operating expenses than other Portfolios, the Fund Access Charge, in addition to the total annual operating expenses of the Portfolios, raises the total cost of choosing those Portfolios to levels similar to or possibly exceeding the costs of those Portfolios for which we do not assess a Fund Access Charge.The Company may use the Fund Access Charge for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, for those Portfolios for which we assess the charge, and we may profit from the charge.
Contract Adjustment, Purpose [Text Block]	The charges under the Annuity are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the Annuity. They are also designed, in the aggregate, to compensate us for the risks of loss we assume. If, as we expect, the charges that we collect from the Annuity exceed our total costs in connection with the Annuity, we will earn a profit. Otherwise, we will incur a loss. For example, Pruco Life may make a profit on the insurance charge if, over time, the actual costs of providing the guaranteed insurance obligations and other expenses under the Annuity are less than the amount we deduct for the insurance charge. To the extent we make a profit on the insurance charge, such profit may be used for any other corporate purpose.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
BENEFITS AVAILABLE UNDER THE CONTRACT
The following table summarizes information about the benefits available under the Annuity. Certain Contract Benefits may not be available through certain financial intermediaries. See Appendix D, ‘Financial Intermediary Variations’ and the Cover Page for additional information.

Name of Benefit	Purpose	Standard or Optional	Current Fee	Maximum Fee	Restrictions/Limitations
Prudential Defined Income Benefit1,[2]	Provides a guaranteed lifetime withdrawal benefit, under which, subject to the terms of the benefit, we guarantee your ability to receive periodic income payments over one lifetime, or over the Owner/Annuitant and their spouse’s lifetime.	Optional	0.80%	1.50% (percentage of the net assets of the Variable Options)
You may not select certain Portfolios. Please refer to Appendix A for Variable Option availability. The 6 or 12 Month DCA Program is not available. Advisory Fees deducted from your Account Value will not be considered “Lifetime Withdrawals” and will not reduce the Guaranteed Income Amount or cause an Excess Withdrawal.

Prudential Dynamic Income Benefit[2]	Provides a variable amount of income, under which, subject to the terms of the benefit, you have the opportunity to take withdrawal amounts over one lifetime, or over the Owner/Annuitant and their spouse’s lifetime.	Optional	0.40%	1.00% (percentage of Unadjusted Account Value)	Advisory Fees deducted from your Account Value are treated as withdrawals, and withdrawals may reduce your Income Base and Annual Income Amount in future years. Such reductions may be significant.
Basic Death Benefit	Provides protection for your Beneficiary(ies) by ensuring that they do not receive less than your Account Value.	Standard	None.	None.	Advisory Fees deducted from your Account Value are treated as withdrawals, and withdrawals will reduce your Minimum Death Benefit amount on a proportional basis. Such reductions may be significant.
Return of Adjusted Purchase Payments Death Benefit	Provides an enhanced level of protection for your Beneficiary(ies) by providing a death benefit equal to the greater of Account Value and Return of Adjusted Purchase Payment amount.	Optional	0.10%	0.10% (percentage of the net assets of the Variable Options)
The availability of Contract benefits may vary depending on the investment advisor or broker-dealer through which the Contract is sold. Please refer to “Appendix D – Financial Intermediary Variations.” Advisory Fees deducted from your Account Value will not be considered a withdrawal from your Account Value and will not reduce Adjusted Purchase Payments.

Dollar Cost Averaging	Allows you to systematically transfer a percentage amount out of one variable Investment Option and into any other variable Investment Option(s).	Standard	None.	None.	Minimum allocation requirements.
Auto-Rebalancing	You can direct us to automatically rebalance your assets to return to your original allocation percentage or to a subsequent allocation percentage you select.	Standard	None.	None.	None.
Certain Investment Options may not be available through certain financial intermediaries. See Appendix D, ‘Financial Intermediary Variations’ and the Cover Page for additional information.
		[11],[12]
Benefits Available [Table Text Block]

Name of Benefit	Purpose	Standard or Optional	Current Fee	Maximum Fee	Restrictions/Limitations
Prudential Defined Income Benefit1,[2]	Provides a guaranteed lifetime withdrawal benefit, under which, subject to the terms of the benefit, we guarantee your ability to receive periodic income payments over one lifetime, or over the Owner/Annuitant and their spouse’s lifetime.	Optional	0.80%	1.50% (percentage of the net assets of the Variable Options)
You may not select certain Portfolios. Please refer to Appendix A for Variable Option availability. The 6 or 12 Month DCA Program is not available. Advisory Fees deducted from your Account Value will not be considered “Lifetime Withdrawals” and will not reduce the Guaranteed Income Amount or cause an Excess Withdrawal.

Prudential Dynamic Income Benefit[2]	Provides a variable amount of income, under which, subject to the terms of the benefit, you have the opportunity to take withdrawal amounts over one lifetime, or over the Owner/Annuitant and their spouse’s lifetime.	Optional	0.40%	1.00% (percentage of Unadjusted Account Value)	Advisory Fees deducted from your Account Value are treated as withdrawals, and withdrawals may reduce your Income Base and Annual Income Amount in future years. Such reductions may be significant.
Basic Death Benefit	Provides protection for your Beneficiary(ies) by ensuring that they do not receive less than your Account Value.	Standard	None.	None.	Advisory Fees deducted from your Account Value are treated as withdrawals, and withdrawals will reduce your Minimum Death Benefit amount on a proportional basis. Such reductions may be significant.
Return of Adjusted Purchase Payments Death Benefit	Provides an enhanced level of protection for your Beneficiary(ies) by providing a death benefit equal to the greater of Account Value and Return of Adjusted Purchase Payment amount.	Optional	0.10%	0.10% (percentage of the net assets of the Variable Options)
The availability of Contract benefits may vary depending on the investment advisor or broker-dealer through which the Contract is sold. Please refer to “Appendix D – Financial Intermediary Variations.” Advisory Fees deducted from your Account Value will not be considered a withdrawal from your Account Value and will not reduce Adjusted Purchase Payments.

Dollar Cost Averaging	Allows you to systematically transfer a percentage amount out of one variable Investment Option and into any other variable Investment Option(s).	Standard	None.	None.	Minimum allocation requirements.
Auto-Rebalancing	You can direct us to automatically rebalance your assets to return to your original allocation percentage or to a subsequent allocation percentage you select.	Standard	None.	None.	None.

Optional Benefit Expense, Footnotes [Text Block]	See “Benefits Available Under the Contract” for information regarding our right to increase the charge after the 3rd anniversary of the Benefit Effective Date.Charge assessed as a percentage of the net assets of the Variable Options. The Defined Income Benefit is no longer available for sale or re-election.Since the charge for the Prudential Dynamic Income Benefit is assessed against Unadjusted Account Value, to determine the maximum and current total annualized charge for purposes of this table, we assume that the Account Value is equal to the daily net assets of the Variable Options. Account Value could be different from the daily net assets of the Variable Options if you have amounts allocated to the DCA Market Value Adjustment.
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
APPENDIX A – INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
Variable Options
The following is the list of Portfolios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.prudential.com/regdocs/PLAZ-MYROCK-STAT. You can also request this information at no cost by calling 1-800-346-3778 or by sending an email to service@prudential.com. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies, as noted below.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge, such as Fund Access Charge. Expenses would be higher, and performance would be lower if these other charges were included. The Portfolio’s past performance is not necessarily an indication of future performance.

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses[1]	Fund Access Charge	Total (Current Expenses + Fund Access Charge)	Average Annual Total Returns (as of 12/31/2025)
					1 Year	5 Year	10 Year
Allocation	American Funds Insurance Series® Asset Allocation Fund - Class 1 Capital Research and Management Company	0.29%	0.35%	0.64%	16.16%	9.24%	10.05%
Equity	American Funds Insurance Series® Growth Fund - Class 1 Capital Research and Management Company	0.33%	0.35%	0.68%	20.54%	13.66%	18.26%
Equity	American Funds Insurance Series® Growth-Income Fund - Class 1 Capital Research and Management Company	0.28%	0.35%	0.63%	18.37%	14.19%	14.20%
Fixed Income	American Funds Insurance Series® The Bond Fund of America® - Class 1♦ Capital Research and Management Company	0.22%	0.35%	0.57%	7.40%	0.10%	2.61%
Fixed Income	American Funds Insurance Series® U.S. Government Securities Fund® - Class 1♦ Capital Research and Management Company	0.25%	0.35%	0.60%	8.01%	0.01%	1.95%
Fixed Income	American Funds Insurance Series® Ultra-Short Bond Fund - Class 1 Capital Research and Management Company	0.31%	0.35%	0.66%	4.15%	3.02%	1.96%
Equity	American Funds Insurance Series® Washington Mutual Investors Fund - Class 1♦ Capital Research and Management Company	0.25%	0.35%	0.60%	17.50%	14.17%	12.65%
Equity	BlackRock Advantage Large Cap Core V.I. Fund - Class I♦ BlackRock Advisors, LLC	0.64%	None	0.64%	20.05%	14.15%	14.39%
Equity	BlackRock Basic Value V.I. Fund - Class I♦ BlackRock Advisors, LLC	0.74%	None	0.74%	24.38%	13.12%	10.84%
Equity	BlackRock Capital Appreciation V.I. Fund - Class I♦ BlackRock Advisors, LLC	0.79%	None	0.79%	12.04%	10.78%	15.62%

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses[1]	Fund Access Charge	Total (Current Expenses + Fund Access Charge)	Average Annual Total Returns (as of 12/31/2025)
					1 Year	5 Year	10 Year
Equity	BlackRock Equity Dividend V.I. Fund - Class I♦ BlackRock Advisors, LLC	0.68%	None	0.68%	21.54%	11.72%	11.28%
Allocation	BlackRock Global Allocation V.I. Fund - Class I♦ BlackRock Advisors, LLC BlackRock (Singapore) Limited BlackRock International Limited	0.76%	None	0.76%	19.80%	5.79%	7.59%
Equity	BlackRock Large Cap Focus Growth V.I. Fund - Class I♦ BlackRock Advisors, LLC	0.77%	None	0.77%	11.80%	10.47%	16.28%
Equity	ClearBridge Variable Growth Portfolio - Class I Franklin Templeton Fund Adviser, LLC ClearBridge Investments, LLC	0.87%	None	0.87%	13.32%	5.24%	7.47%
Equity	ClearBridge Variable Mid Cap Portfolio - Class I Franklin Templeton Fund Adviser, LLC ClearBridge Investments, LLC	0.82%	None	0.82%	4.35%	4.50%	7.50%
Equity	ClearBridge Variable Small Cap Growth Portfolio - Class I Franklin Templeton Fund Adviser, LLC ClearBridge Investments, LLC	0.81%	None	0.81%	9.23%	-0.17%	9.38%
Fixed Income	Dimensional VA Global Bond Portfolio Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd. DFA Australia Limited	0.21%	0.35%	0.56%	4.35%	1.38%	1.81%
Allocation	Dimensional VA Global Moderate Allocation Portfolio♦ Dimensional Fund Advisors LP	0.28%	0.35%	0.63%	14.68%	8.42%	8.65%
Equity	Dimensional VA International Small Portfolio Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd. DFA Australia Limited	0.39%	0.35%	0.74%	36.99%	8.89%	8.68%
Equity	Dimensional VA International Value Portfolio Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd. DFA Australia Limited	0.27%	0.35%	0.62%	45.64%	15.85%	10.46%
Fixed Income	Dimensional VA Short-Term Fixed Portfolio Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd. DFA Australia Limited	0.12%	0.35%	0.47%	4.33%	2.65%	1.97%
Equity	Dimensional VA U.S. Large Value Portfolio Dimensional Fund Advisors LP	0.21%	0.35%	0.56%	15.83%	11.97%	10.51%
Equity	Dimensional VA U.S. Targeted Value Portfolio Dimensional Fund Advisors LP	0.29%	0.35%	0.64%	8.95%	13.60%	11.00%

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses[1]	Fund Access Charge	Total (Current Expenses + Fund Access Charge)	Average Annual Total Returns (as of 12/31/2025)
					1 Year	5 Year	10 Year
Allocation	Fidelity® Variable Insurance Products Balanced Portfolio - Initial Class Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited Fidelity Management & Research (Hong Kong) Limited Fidelity Management & Research (Japan) Limited	0.41%	None	0.41%	15.25%	9.52%	11.13%
Equity	Fidelity® Variable Insurance Products Consumer Discretionary Portfolio - Initial Class Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited Fidelity Management & Research (Hong Kong) Limited Fidelity Management & Research (Japan) Limited	0.61%	None	0.61%	6.80%	8.10%	12.51%
Equity	Fidelity® Variable Insurance Products Contrafund® Portfolio - Initial Class Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited Fidelity Management & Research (Hong Kong) Limited Fidelity Management & Research (Japan) Limited	0.54%	None	0.54%	21.52%	15.37%	15.78%
Equity	Fidelity® Variable Insurance Products Disciplined Small Cap Portfolio - Initial Class Fidelity Management & Research Company LLC Fidelity Management & Research (Japan) Limited	0.32%	None	0.32%	17.38%	10.36%	10.60%
Equity	Fidelity® Variable Insurance Products Emerging Markets Portfolio - Initial Class Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited Fidelity Management & Research (Hong Kong) Limited Fidelity Management & Research (Japan) Limited FIL Investment Advisors FIL Investment Advisors (UK) Limited	0.87%	None	0.87%	41.20%	5.88%	10.93%
Equity	Fidelity® Variable Insurance Products Financials Portfolio - Initial Class Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited Fidelity Management & Research (Hong Kong) Limited Fidelity Management & Research (Japan) Limited	0.60%	None	0.60%	15.18%	16.45%	13.40%

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses[1]	Fund Access Charge	Total (Current Expenses + Fund Access Charge)	Average Annual Total Returns (as of 12/31/2025)
					1 Year	5 Year	10 Year
Fixed Income	Fidelity® Variable Insurance Products Floating Rate High Income Portfolio - Initial Class Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited Fidelity Management & Research (Hong Kong) Limited Fidelity Management & Research (Japan) Limited	0.73%	None	0.73%	5.33%	6.06%	5.44%
Equity	Fidelity® Variable Insurance Products Growth Opportunities Portfolio - Initial Class Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited Fidelity Management & Research (Hong Kong) Limited Fidelity Management & Research (Japan) Limited	0.56%	None	0.56%	22.02%	11.31%	19.94%
Equity	Fidelity® Variable Insurance Products Growth Portfolio - Initial Class Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited Fidelity Management & Research (Hong Kong) Limited Fidelity Management & Research (Japan) Limited	0.55%	None	0.55%	14.92%	13.70%	17.45%
Equity	Fidelity® Variable Insurance Products Health Care Portfolio - Initial Class Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited Fidelity Management & Research (Hong Kong) Limited Fidelity Management & Research (Japan) Limited	0.59%	None	0.59%	14.39%	4.18%	8.75%
Fixed Income	Fidelity® Variable Insurance Products High Income Portfolio - Initial Class♦,† Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited Fidelity Management & Research (Hong Kong) Limited Fidelity Management & Research (Japan) Limited	0.81%	None	0.81%	10.36%	4.22%	5.59%
Equity	Fidelity® Variable Insurance Products Industrials Portfolio - Initial Class Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited Fidelity Management & Research (Hong Kong) Limited Fidelity Management & Research (Japan) Limited	0.60%	None	0.60%	24.52%	14.79%	12.98%

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses[1]	Fund Access Charge	Total (Current Expenses + Fund Access Charge)	Average Annual Total Returns (as of 12/31/2025)
					1 Year	5 Year	10 Year
Equity	Fidelity® Variable Insurance Products International Capital Appreciation Portfolio - Initial Class Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited Fidelity Management & Research (Hong Kong) Limited Fidelity Management & Research (Japan) Limited FIL Investment Advisors FIL Investment Advisors (UK) Limited	0.78%	None	0.78%	18.69%	6.26%	9.81%
Fixed Income	Fidelity® Variable Insurance Products Investment Grade Bond Portfolio - Initial Class Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited Fidelity Management & Research (Hong Kong) Limited Fidelity Management & Research (Japan) Limited	0.37%	None	0.37%	7.22%	0.06%	2.71%
Equity	Fidelity® Variable Insurance Products Mid Cap Portfolio - Initial Class Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited Fidelity Management & Research (Hong Kong) Limited Fidelity Management & Research (Japan) Limited	0.55%	None	0.55%	11.75%	10.10%	10.59%
Fixed Income	Fidelity® Variable Insurance Products Strategic Income Portfolio - Initial Class Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited Fidelity Management & Research (Hong Kong) Limited Fidelity Management & Research (Japan) Limited FIL Investment Advisors FIL Investment Advisors (UK) Limited	0.63%	None	0.63%	8.85%	3.07%	4.66%
Equity	Fidelity® Variable Insurance Products Technology Portfolio - Initial Class Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited Fidelity Management & Research (Hong Kong) Limited Fidelity Management & Research (Japan) Limited	0.56%	None	0.56%	23.36%	16.83%	23.76%
Equity	Fidelity® Variable Insurance Products Utilities Portfolio - Initial Class Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited Fidelity Management & Research (Hong Kong) Limited Fidelity Management & Research (Japan) Limited	0.60%	None	0.60%	14.11%	12.52%	12.51%

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses[1]	Fund Access Charge	Total (Current Expenses + Fund Access Charge)	Average Annual Total Returns (as of 12/31/2025)
					1 Year	5 Year	10 Year
Allocation	Franklin Multi-Asset Variable Conservative Growth Fund - Class I♦ Franklin Templeton Fund Adviser, LLC Franklin Advisers, Inc.	0.60%	None	0.60%	12.76%	6.69%	7.70%
Allocation	Franklin Multi-Asset Variable Growth Fund - Class I♦ Franklin Templeton Fund Adviser, LLC Franklin Advisers, Inc.	0.79%	None	0.79%	16.56%	11.01%	10.59%
Allocation	Franklin Multi-Asset Variable Moderate Growth Fund - Class I♦ Franklin Templeton Fund Adviser, LLC Franklin Advisers, Inc.	0.77%	None	0.77%	14.86%	9.31%	9.45%
Equity	LVIP ClearBridge Appreciation Fund - Standard Class2,♦ Lincoln Financial Investments Corporation ClearBridge Investments, LLC	0.70%	None	0.70%	14.50%	12.72%	13.34%
Equity	LVIP ClearBridge Dividend Strategy Fund - Standard Class3,♦ Lincoln Financial Investments Corporation ClearBridge Investments, LLC	0.75%	None	0.75%	12.62%	11.86%	12.46%
Equity	LVIP ClearBridge Large Cap Growth - Standard Class4,♦ Lincoln Financial Investments Corporation ClearBridge Investments, LLC	0.74%	None	0.74%	8.62%	10.57%	14.46%
Equity	MFS® Growth Series - Initial Class♦ Massachusetts Financial Services Company	0.73%	None	0.73%	12.19%	11.10%	15.60%
Equity	MFS® International Intrinsic Value Portfolio - Initial Class (Effective April 30, 2026, this portfolio will be renamed to MFS International Intrinsic Equity Portfolio - Initial Class)♦ Massachusetts Financial Services Company	0.89%	None	0.89%	33.26%	7.28%	9.95%
Equity	MFS® Investors Trust Series - Initial Class♦ Massachusetts Financial Services Company	0.74%	None	0.74%	13.57%	11.33%	12.49%
Equity	MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class♦ Massachusetts Financial Services Company	0.72%	None	0.72%	9.90%	10.02%	14.27%
Equity	MFS® Mid Cap Growth Series - Initial Class♦ Massachusetts Financial Services Company	0.81%	None	0.81%	3.66%	3.26%	11.60%
Equity	MFS® New Discovery Series - Initial Class♦ Massachusetts Financial Services Company	0.87%	None	0.87%	12.96%	-0.28%	10.74%
Equity	MFS® Research Series - Initial Class♦ Massachusetts Financial Services Company	0.74%	None	0.74%	12.85%	11.15%	12.93%

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses[1]	Fund Access Charge	Total (Current Expenses + Fund Access Charge)	Average Annual Total Returns (as of 12/31/2025)
					1 Year	5 Year	10 Year
Equity	MFS® Technology Portfolio - Initial Class♦ Massachusetts Financial Services Company	0.82%	None	0.82%	16.57%	12.45%	18.64%
Fixed Income	MFS® Total Return Bond Series - Initial Class♦ Massachusetts Financial Services Company	0.53%	None	0.53%	7.17%	0.15%	2.63%
Allocation	MFS® Total Return Series - Initial Class♦ Massachusetts Financial Services Company	0.61%	None	0.61%	11.16%	6.42%	7.63%
Equity	MFS® Utilities Series - Initial Class♦ Massachusetts Financial Services Company	0.78%	None	0.78%	15.01%	7.64%	9.49%
Equity	MFS® Value Series - Initial Class♦ Massachusetts Financial Services Company	0.69%	None	0.69%	13.01%	9.95%	10.05%
Equity	PSF Global Portfolio - Class I♦ PGIM Quantitative Solutions LLC	0.73%	None	0.73%	22.03%	10.04%	11.41%
Allocation	PSF PGIM 50/50 Balanced Portfolio - Class I PGIM Fixed Income PGIM Limited PGIM Quantitative Solutions LLC	0.58%	None	0.58%	12.16%	7.20%	8.19%
Allocation	PSF PGIM Flexible Managed Portfolio - Class I PGIM Fixed Income PGIM Limited PGIM Quantitative Solutions LLC	0.62%	None	0.62%	13.16%	9.06%	9.26%
Fixed Income	PSF PGIM Government Money Market Portfolio - Class I PGIM Fixed Income	0.32%	None	0.32%	4.05%	3.06%	1.96%
Fixed Income	PSF PGIM High Yield Bond Portfolio - Class I♦ PGIM Fixed Income PGIM Limited	0.57%	None	0.57%	8.90%	4.85%	6.92%
Equity	PSF PGIM Jennison Blend Portfolio - Class I♦ Jennison Associates LLC	0.46%	None	0.46%	18.52%	12.33%	13.96%
Equity	PSF PGIM Jennison Growth Portfolio - Class I♦ Jennison Associates LLC	0.60%	None	0.60%	14.27%	10.69%	16.62%
Equity	PSF PGIM Jennison Value Portfolio - Class I Jennison Associates LLC	0.43%	None	0.43%	16.88%	13.90%	11.39%
Fixed Income	PSF PGIM Total Return Bond Portfolio - Class I PGIM Fixed Income PGIM Limited	0.43%	None	0.43%	7.80%	0.14%	3.17%
Equity	PSF Small-Cap Stock Index Portfolio - Class I PGIM Quantitative Solutions LLC	0.38%	None	0.38%	5.69%	6.97%	9.52%
Equity	PSF Stock Index Portfolio - Class I PGIM Quantitative Solutions LLC	0.28%	None	0.28%	17.56%	14.09%	14.51%

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses[1]	Fund Access Charge	Total (Current Expenses + Fund Access Charge)	Average Annual Total Returns (as of 12/31/2025)
					1 Year	5 Year	10 Year
Allocation	Vanguard Variable Insurance Fund Balanced Portfolio Wellington Management Company LLP	0.20%	0.35%	0.55%	16.46%	9.29%	10.03%
Equity	Vanguard Variable Insurance Fund Capital Growth Portfolio (Effective May 12, 2026, this portfolio will be renamed to Vanguard Variable Insurance Fund PRIMECAP Portfolio) PRIMECAP Management Company	0.34%	0.35%	0.69%	28.98%	13.97%	14.96%
Allocation	Vanguard Variable Insurance Fund Conservative Allocation Portfolio The Vanguard Group, Inc.	0.12%	0.35%	0.47%	12.73%	4.22%	6.14%
Equity	Vanguard Variable Insurance Fund Diversified Value Portfolio Hotchkis and Wiley Capital Management, LLC Aristotle Capital Management, LLC Harris Associates L.P.	0.28%	0.35%	0.63%	16.83%	13.24%	11.76%
Equity	Vanguard Variable Insurance Fund Equity Income Portfolio Wellington Management Company LLP The Vanguard Group, Inc	0.29%	0.35%	0.64%	16.80%	12.59%	11.52%
Equity	Vanguard Variable Insurance Fund Equity Index Portfolio The Vanguard Group, Inc.	0.14%	0.35%	0.49%	17.70%	14.27%	14.66%
Fixed Income	Vanguard Variable Insurance Fund Global Bond Index Portfolio The Vanguard Group, Inc.	0.13%	0.35%	0.48%	5.69%	-0.41%	N/A
Equity	Vanguard Variable Insurance Fund Growth Portfolio Wellington Management Company LLP	0.36%	0.35%	0.71%	16.89%	11.36%	15.58%
Fixed Income	Vanguard Variable Insurance Fund High Yield Bond Portfolio Wellington Management Company LLP Vanguard Group, Inc.	0.24%	0.35%	0.59%	9.18%	4.05%	5.62%
Equity	Vanguard Variable Insurance Fund International Portfolio Baillie Gifford Overseas Ltd. Schroder Investment Management North America Inc.	0.32%	0.35%	0.67%	19.97%	0.62%	10.48%
Equity	Vanguard Variable Insurance Fund Mid-Cap Index Portfolio The Vanguard Group, Inc.	0.17%	0.35%	0.52%	11.54%	8.46%	10.77%
Allocation	Vanguard Variable Insurance Fund Moderate Allocation Portfolio The Vanguard Group, Inc.	0.12%	0.35%	0.47%	16.19%	6.51%	8.14%

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses[1]	Fund Access Charge	Total (Current Expenses + Fund Access Charge)	Average Annual Total Returns (as of 12/31/2025)
					1 Year	5 Year	10 Year
Equity	Vanguard Variable Insurance Fund Real Estate Index Portfolio The Vanguard Group, Inc.	0.26%	0.35%	0.61%	3.11%	4.51%	5.08%
Fixed Income	Vanguard Variable Insurance Fund Short-Term Investment-Grade Portfolio The Vanguard Group, Inc.	0.14%	0.35%	0.49%	6.85%	2.23%	2.81%
Fixed Income	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio The Vanguard Group, Inc.	0.14%	0.35%	0.49%	6.94%	-0.51%	1.90%
Equity	Vanguard Variable Insurance Fund Total International Stock Market Index Portfolio The Vanguard Group, Inc.	0.09%	0.35%	0.44%	32.04%	7.88%	N/A
Equity	Vanguard Variable Insurance Fund Total Stock Market Index Portfolio The Vanguard Group, Inc.	0.13%	0.35%	0.48%	16.93%	12.98%	14.10%
Fixed Income	Western Asset Core Plus VIT Portfolio - Class I♦ Franklin Templeton Fund Adviser, LLC Western Asset Management Company, LLC Western Asset Management Company Limited Western Asset Management Company Ltd. Western Asset Management Company Pte. Ltd	0.54%	None	0.54%	7.75%	-1.44%	2.11%
Fixed Income	Western Asset Variable Global High Yield Bond Portfolio - Class I Franklin Templeton Fund Adviser, LLC Western Asset Management Company, LLC Western Asset Management Company Limited Western Asset Management Company Ltd. Western Asset Management Company Pte. Ltd	0.81%	None	0.81%	9.96%	2.56%	5.33%
Fixed Options
The following is a list of DCA Market Value Adjustment Options currently available under the Contract. We may change the features of the DCA Market Value Adjustment Options listed below, offer new DCA Market Value Adjustment Options, and terminate existing DCA Market Value Adjustment Options. We will provide you with written notice before doing so. Depending on the optional benefits you choose, you may not be able to invest in the DCA Market Value Adjustment Options, as noted below. For more information about the DCA Market Value Adjustment Options, see “Description of Insurance Company, Registered Separate Account, and Investment Options” in the prospectus.
Note. If amounts are withdrawn or transferred from a DCA Market Value Adjustment Option more than 30 days before the end of its Guarantee Period, we will apply a Market Value Adjustment. This may result in a significant reduction in your Account Value. For more information about the Market Value Adjustment, see “Charges and Adjustments” in the prospectus.
		[13],[14],[15],[16],[17],[18],[19],[20],[21],[22],[23],[24]
Variable Option [Line Items]
Prospectuses Available [Text Block]	The following is the list of Portfolios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.prudential.com/regdocs/PLAZ-MYROCK-STAT. You can also request this information at no cost by calling 1-800-346-3778 or by sending an email to service@prudential.com. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies, as noted below.The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge, such as Fund Access Charge. Expenses would be higher, and performance would be lower if these other charges were included. The Portfolio’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses[1]	Fund Access Charge	Total (Current Expenses + Fund Access Charge)	Average Annual Total Returns (as of 12/31/2025)
					1 Year	5 Year	10 Year
Allocation	American Funds Insurance Series® Asset Allocation Fund - Class 1 Capital Research and Management Company	0.29%	0.35%	0.64%	16.16%	9.24%	10.05%
Equity	American Funds Insurance Series® Growth Fund - Class 1 Capital Research and Management Company	0.33%	0.35%	0.68%	20.54%	13.66%	18.26%
Equity	American Funds Insurance Series® Growth-Income Fund - Class 1 Capital Research and Management Company	0.28%	0.35%	0.63%	18.37%	14.19%	14.20%
Fixed Income	American Funds Insurance Series® The Bond Fund of America® - Class 1♦ Capital Research and Management Company	0.22%	0.35%	0.57%	7.40%	0.10%	2.61%
Fixed Income	American Funds Insurance Series® U.S. Government Securities Fund® - Class 1♦ Capital Research and Management Company	0.25%	0.35%	0.60%	8.01%	0.01%	1.95%
Fixed Income	American Funds Insurance Series® Ultra-Short Bond Fund - Class 1 Capital Research and Management Company	0.31%	0.35%	0.66%	4.15%	3.02%	1.96%
Equity	American Funds Insurance Series® Washington Mutual Investors Fund - Class 1♦ Capital Research and Management Company	0.25%	0.35%	0.60%	17.50%	14.17%	12.65%
Equity	BlackRock Advantage Large Cap Core V.I. Fund - Class I♦ BlackRock Advisors, LLC	0.64%	None	0.64%	20.05%	14.15%	14.39%
Equity	BlackRock Basic Value V.I. Fund - Class I♦ BlackRock Advisors, LLC	0.74%	None	0.74%	24.38%	13.12%	10.84%
Equity	BlackRock Capital Appreciation V.I. Fund - Class I♦ BlackRock Advisors, LLC	0.79%	None	0.79%	12.04%	10.78%	15.62%

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses[1]	Fund Access Charge	Total (Current Expenses + Fund Access Charge)	Average Annual Total Returns (as of 12/31/2025)
					1 Year	5 Year	10 Year
Equity	BlackRock Equity Dividend V.I. Fund - Class I♦ BlackRock Advisors, LLC	0.68%	None	0.68%	21.54%	11.72%	11.28%
Allocation	BlackRock Global Allocation V.I. Fund - Class I♦ BlackRock Advisors, LLC BlackRock (Singapore) Limited BlackRock International Limited	0.76%	None	0.76%	19.80%	5.79%	7.59%
Equity	BlackRock Large Cap Focus Growth V.I. Fund - Class I♦ BlackRock Advisors, LLC	0.77%	None	0.77%	11.80%	10.47%	16.28%
Equity	ClearBridge Variable Growth Portfolio - Class I Franklin Templeton Fund Adviser, LLC ClearBridge Investments, LLC	0.87%	None	0.87%	13.32%	5.24%	7.47%
Equity	ClearBridge Variable Mid Cap Portfolio - Class I Franklin Templeton Fund Adviser, LLC ClearBridge Investments, LLC	0.82%	None	0.82%	4.35%	4.50%	7.50%
Equity	ClearBridge Variable Small Cap Growth Portfolio - Class I Franklin Templeton Fund Adviser, LLC ClearBridge Investments, LLC	0.81%	None	0.81%	9.23%	-0.17%	9.38%
Fixed Income	Dimensional VA Global Bond Portfolio Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd. DFA Australia Limited	0.21%	0.35%	0.56%	4.35%	1.38%	1.81%
Allocation	Dimensional VA Global Moderate Allocation Portfolio♦ Dimensional Fund Advisors LP	0.28%	0.35%	0.63%	14.68%	8.42%	8.65%
Equity	Dimensional VA International Small Portfolio Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd. DFA Australia Limited	0.39%	0.35%	0.74%	36.99%	8.89%	8.68%
Equity	Dimensional VA International Value Portfolio Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd. DFA Australia Limited	0.27%	0.35%	0.62%	45.64%	15.85%	10.46%
Fixed Income	Dimensional VA Short-Term Fixed Portfolio Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd. DFA Australia Limited	0.12%	0.35%	0.47%	4.33%	2.65%	1.97%
Equity	Dimensional VA U.S. Large Value Portfolio Dimensional Fund Advisors LP	0.21%	0.35%	0.56%	15.83%	11.97%	10.51%
Equity	Dimensional VA U.S. Targeted Value Portfolio Dimensional Fund Advisors LP	0.29%	0.35%	0.64%	8.95%	13.60%	11.00%

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses[1]	Fund Access Charge	Total (Current Expenses + Fund Access Charge)	Average Annual Total Returns (as of 12/31/2025)
					1 Year	5 Year	10 Year
Allocation	Fidelity® Variable Insurance Products Balanced Portfolio - Initial Class Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited Fidelity Management & Research (Hong Kong) Limited Fidelity Management & Research (Japan) Limited	0.41%	None	0.41%	15.25%	9.52%	11.13%
Equity	Fidelity® Variable Insurance Products Consumer Discretionary Portfolio - Initial Class Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited Fidelity Management & Research (Hong Kong) Limited Fidelity Management & Research (Japan) Limited	0.61%	None	0.61%	6.80%	8.10%	12.51%
Equity	Fidelity® Variable Insurance Products Contrafund® Portfolio - Initial Class Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited Fidelity Management & Research (Hong Kong) Limited Fidelity Management & Research (Japan) Limited	0.54%	None	0.54%	21.52%	15.37%	15.78%
Equity	Fidelity® Variable Insurance Products Disciplined Small Cap Portfolio - Initial Class Fidelity Management & Research Company LLC Fidelity Management & Research (Japan) Limited	0.32%	None	0.32%	17.38%	10.36%	10.60%
Equity	Fidelity® Variable Insurance Products Emerging Markets Portfolio - Initial Class Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited Fidelity Management & Research (Hong Kong) Limited Fidelity Management & Research (Japan) Limited FIL Investment Advisors FIL Investment Advisors (UK) Limited	0.87%	None	0.87%	41.20%	5.88%	10.93%
Equity	Fidelity® Variable Insurance Products Financials Portfolio - Initial Class Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited Fidelity Management & Research (Hong Kong) Limited Fidelity Management & Research (Japan) Limited	0.60%	None	0.60%	15.18%	16.45%	13.40%

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses[1]	Fund Access Charge	Total (Current Expenses + Fund Access Charge)	Average Annual Total Returns (as of 12/31/2025)
					1 Year	5 Year	10 Year
Fixed Income	Fidelity® Variable Insurance Products Floating Rate High Income Portfolio - Initial Class Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited Fidelity Management & Research (Hong Kong) Limited Fidelity Management & Research (Japan) Limited	0.73%	None	0.73%	5.33%	6.06%	5.44%
Equity	Fidelity® Variable Insurance Products Growth Opportunities Portfolio - Initial Class Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited Fidelity Management & Research (Hong Kong) Limited Fidelity Management & Research (Japan) Limited	0.56%	None	0.56%	22.02%	11.31%	19.94%
Equity	Fidelity® Variable Insurance Products Growth Portfolio - Initial Class Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited Fidelity Management & Research (Hong Kong) Limited Fidelity Management & Research (Japan) Limited	0.55%	None	0.55%	14.92%	13.70%	17.45%
Equity	Fidelity® Variable Insurance Products Health Care Portfolio - Initial Class Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited Fidelity Management & Research (Hong Kong) Limited Fidelity Management & Research (Japan) Limited	0.59%	None	0.59%	14.39%	4.18%	8.75%
Fixed Income	Fidelity® Variable Insurance Products High Income Portfolio - Initial Class♦,† Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited Fidelity Management & Research (Hong Kong) Limited Fidelity Management & Research (Japan) Limited	0.81%	None	0.81%	10.36%	4.22%	5.59%
Equity	Fidelity® Variable Insurance Products Industrials Portfolio - Initial Class Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited Fidelity Management & Research (Hong Kong) Limited Fidelity Management & Research (Japan) Limited	0.60%	None	0.60%	24.52%	14.79%	12.98%

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses[1]	Fund Access Charge	Total (Current Expenses + Fund Access Charge)	Average Annual Total Returns (as of 12/31/2025)
					1 Year	5 Year	10 Year
Equity	Fidelity® Variable Insurance Products International Capital Appreciation Portfolio - Initial Class Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited Fidelity Management & Research (Hong Kong) Limited Fidelity Management & Research (Japan) Limited FIL Investment Advisors FIL Investment Advisors (UK) Limited	0.78%	None	0.78%	18.69%	6.26%	9.81%
Fixed Income	Fidelity® Variable Insurance Products Investment Grade Bond Portfolio - Initial Class Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited Fidelity Management & Research (Hong Kong) Limited Fidelity Management & Research (Japan) Limited	0.37%	None	0.37%	7.22%	0.06%	2.71%
Equity	Fidelity® Variable Insurance Products Mid Cap Portfolio - Initial Class Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited Fidelity Management & Research (Hong Kong) Limited Fidelity Management & Research (Japan) Limited	0.55%	None	0.55%	11.75%	10.10%	10.59%
Fixed Income	Fidelity® Variable Insurance Products Strategic Income Portfolio - Initial Class Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited Fidelity Management & Research (Hong Kong) Limited Fidelity Management & Research (Japan) Limited FIL Investment Advisors FIL Investment Advisors (UK) Limited	0.63%	None	0.63%	8.85%	3.07%	4.66%
Equity	Fidelity® Variable Insurance Products Technology Portfolio - Initial Class Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited Fidelity Management & Research (Hong Kong) Limited Fidelity Management & Research (Japan) Limited	0.56%	None	0.56%	23.36%	16.83%	23.76%
Equity	Fidelity® Variable Insurance Products Utilities Portfolio - Initial Class Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited Fidelity Management & Research (Hong Kong) Limited Fidelity Management & Research (Japan) Limited	0.60%	None	0.60%	14.11%	12.52%	12.51%

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses[1]	Fund Access Charge	Total (Current Expenses + Fund Access Charge)	Average Annual Total Returns (as of 12/31/2025)
					1 Year	5 Year	10 Year
Allocation	Franklin Multi-Asset Variable Conservative Growth Fund - Class I♦ Franklin Templeton Fund Adviser, LLC Franklin Advisers, Inc.	0.60%	None	0.60%	12.76%	6.69%	7.70%
Allocation	Franklin Multi-Asset Variable Growth Fund - Class I♦ Franklin Templeton Fund Adviser, LLC Franklin Advisers, Inc.	0.79%	None	0.79%	16.56%	11.01%	10.59%
Allocation	Franklin Multi-Asset Variable Moderate Growth Fund - Class I♦ Franklin Templeton Fund Adviser, LLC Franklin Advisers, Inc.	0.77%	None	0.77%	14.86%	9.31%	9.45%
Equity	LVIP ClearBridge Appreciation Fund - Standard Class2,♦ Lincoln Financial Investments Corporation ClearBridge Investments, LLC	0.70%	None	0.70%	14.50%	12.72%	13.34%
Equity	LVIP ClearBridge Dividend Strategy Fund - Standard Class3,♦ Lincoln Financial Investments Corporation ClearBridge Investments, LLC	0.75%	None	0.75%	12.62%	11.86%	12.46%
Equity	LVIP ClearBridge Large Cap Growth - Standard Class4,♦ Lincoln Financial Investments Corporation ClearBridge Investments, LLC	0.74%	None	0.74%	8.62%	10.57%	14.46%
Equity	MFS® Growth Series - Initial Class♦ Massachusetts Financial Services Company	0.73%	None	0.73%	12.19%	11.10%	15.60%
Equity	MFS® International Intrinsic Value Portfolio - Initial Class (Effective April 30, 2026, this portfolio will be renamed to MFS International Intrinsic Equity Portfolio - Initial Class)♦ Massachusetts Financial Services Company	0.89%	None	0.89%	33.26%	7.28%	9.95%
Equity	MFS® Investors Trust Series - Initial Class♦ Massachusetts Financial Services Company	0.74%	None	0.74%	13.57%	11.33%	12.49%
Equity	MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class♦ Massachusetts Financial Services Company	0.72%	None	0.72%	9.90%	10.02%	14.27%
Equity	MFS® Mid Cap Growth Series - Initial Class♦ Massachusetts Financial Services Company	0.81%	None	0.81%	3.66%	3.26%	11.60%
Equity	MFS® New Discovery Series - Initial Class♦ Massachusetts Financial Services Company	0.87%	None	0.87%	12.96%	-0.28%	10.74%
Equity	MFS® Research Series - Initial Class♦ Massachusetts Financial Services Company	0.74%	None	0.74%	12.85%	11.15%	12.93%

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses[1]	Fund Access Charge	Total (Current Expenses + Fund Access Charge)	Average Annual Total Returns (as of 12/31/2025)
					1 Year	5 Year	10 Year
Equity	MFS® Technology Portfolio - Initial Class♦ Massachusetts Financial Services Company	0.82%	None	0.82%	16.57%	12.45%	18.64%
Fixed Income	MFS® Total Return Bond Series - Initial Class♦ Massachusetts Financial Services Company	0.53%	None	0.53%	7.17%	0.15%	2.63%
Allocation	MFS® Total Return Series - Initial Class♦ Massachusetts Financial Services Company	0.61%	None	0.61%	11.16%	6.42%	7.63%
Equity	MFS® Utilities Series - Initial Class♦ Massachusetts Financial Services Company	0.78%	None	0.78%	15.01%	7.64%	9.49%
Equity	MFS® Value Series - Initial Class♦ Massachusetts Financial Services Company	0.69%	None	0.69%	13.01%	9.95%	10.05%
Equity	PSF Global Portfolio - Class I♦ PGIM Quantitative Solutions LLC	0.73%	None	0.73%	22.03%	10.04%	11.41%
Allocation	PSF PGIM 50/50 Balanced Portfolio - Class I PGIM Fixed Income PGIM Limited PGIM Quantitative Solutions LLC	0.58%	None	0.58%	12.16%	7.20%	8.19%
Allocation	PSF PGIM Flexible Managed Portfolio - Class I PGIM Fixed Income PGIM Limited PGIM Quantitative Solutions LLC	0.62%	None	0.62%	13.16%	9.06%	9.26%
Fixed Income	PSF PGIM Government Money Market Portfolio - Class I PGIM Fixed Income	0.32%	None	0.32%	4.05%	3.06%	1.96%
Fixed Income	PSF PGIM High Yield Bond Portfolio - Class I♦ PGIM Fixed Income PGIM Limited	0.57%	None	0.57%	8.90%	4.85%	6.92%
Equity	PSF PGIM Jennison Blend Portfolio - Class I♦ Jennison Associates LLC	0.46%	None	0.46%	18.52%	12.33%	13.96%
Equity	PSF PGIM Jennison Growth Portfolio - Class I♦ Jennison Associates LLC	0.60%	None	0.60%	14.27%	10.69%	16.62%
Equity	PSF PGIM Jennison Value Portfolio - Class I Jennison Associates LLC	0.43%	None	0.43%	16.88%	13.90%	11.39%
Fixed Income	PSF PGIM Total Return Bond Portfolio - Class I PGIM Fixed Income PGIM Limited	0.43%	None	0.43%	7.80%	0.14%	3.17%
Equity	PSF Small-Cap Stock Index Portfolio - Class I PGIM Quantitative Solutions LLC	0.38%	None	0.38%	5.69%	6.97%	9.52%
Equity	PSF Stock Index Portfolio - Class I PGIM Quantitative Solutions LLC	0.28%	None	0.28%	17.56%	14.09%	14.51%

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses[1]	Fund Access Charge	Total (Current Expenses + Fund Access Charge)	Average Annual Total Returns (as of 12/31/2025)
					1 Year	5 Year	10 Year
Allocation	Vanguard Variable Insurance Fund Balanced Portfolio Wellington Management Company LLP	0.20%	0.35%	0.55%	16.46%	9.29%	10.03%
Equity	Vanguard Variable Insurance Fund Capital Growth Portfolio (Effective May 12, 2026, this portfolio will be renamed to Vanguard Variable Insurance Fund PRIMECAP Portfolio) PRIMECAP Management Company	0.34%	0.35%	0.69%	28.98%	13.97%	14.96%
Allocation	Vanguard Variable Insurance Fund Conservative Allocation Portfolio The Vanguard Group, Inc.	0.12%	0.35%	0.47%	12.73%	4.22%	6.14%
Equity	Vanguard Variable Insurance Fund Diversified Value Portfolio Hotchkis and Wiley Capital Management, LLC Aristotle Capital Management, LLC Harris Associates L.P.	0.28%	0.35%	0.63%	16.83%	13.24%	11.76%
Equity	Vanguard Variable Insurance Fund Equity Income Portfolio Wellington Management Company LLP The Vanguard Group, Inc	0.29%	0.35%	0.64%	16.80%	12.59%	11.52%
Equity	Vanguard Variable Insurance Fund Equity Index Portfolio The Vanguard Group, Inc.	0.14%	0.35%	0.49%	17.70%	14.27%	14.66%
Fixed Income	Vanguard Variable Insurance Fund Global Bond Index Portfolio The Vanguard Group, Inc.	0.13%	0.35%	0.48%	5.69%	-0.41%	N/A
Equity	Vanguard Variable Insurance Fund Growth Portfolio Wellington Management Company LLP	0.36%	0.35%	0.71%	16.89%	11.36%	15.58%
Fixed Income	Vanguard Variable Insurance Fund High Yield Bond Portfolio Wellington Management Company LLP Vanguard Group, Inc.	0.24%	0.35%	0.59%	9.18%	4.05%	5.62%
Equity	Vanguard Variable Insurance Fund International Portfolio Baillie Gifford Overseas Ltd. Schroder Investment Management North America Inc.	0.32%	0.35%	0.67%	19.97%	0.62%	10.48%
Equity	Vanguard Variable Insurance Fund Mid-Cap Index Portfolio The Vanguard Group, Inc.	0.17%	0.35%	0.52%	11.54%	8.46%	10.77%
Allocation	Vanguard Variable Insurance Fund Moderate Allocation Portfolio The Vanguard Group, Inc.	0.12%	0.35%	0.47%	16.19%	6.51%	8.14%

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses[1]	Fund Access Charge	Total (Current Expenses + Fund Access Charge)	Average Annual Total Returns (as of 12/31/2025)
					1 Year	5 Year	10 Year
Equity	Vanguard Variable Insurance Fund Real Estate Index Portfolio The Vanguard Group, Inc.	0.26%	0.35%	0.61%	3.11%	4.51%	5.08%
Fixed Income	Vanguard Variable Insurance Fund Short-Term Investment-Grade Portfolio The Vanguard Group, Inc.	0.14%	0.35%	0.49%	6.85%	2.23%	2.81%
Fixed Income	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio The Vanguard Group, Inc.	0.14%	0.35%	0.49%	6.94%	-0.51%	1.90%
Equity	Vanguard Variable Insurance Fund Total International Stock Market Index Portfolio The Vanguard Group, Inc.	0.09%	0.35%	0.44%	32.04%	7.88%	N/A
Equity	Vanguard Variable Insurance Fund Total Stock Market Index Portfolio The Vanguard Group, Inc.	0.13%	0.35%	0.48%	16.93%	12.98%	14.10%
Fixed Income	Western Asset Core Plus VIT Portfolio - Class I♦ Franklin Templeton Fund Adviser, LLC Western Asset Management Company, LLC Western Asset Management Company Limited Western Asset Management Company Ltd. Western Asset Management Company Pte. Ltd	0.54%	None	0.54%	7.75%	-1.44%	2.11%
Fixed Income	Western Asset Variable Global High Yield Bond Portfolio - Class I Franklin Templeton Fund Adviser, LLC Western Asset Management Company, LLC Western Asset Management Company Limited Western Asset Management Company Ltd. Western Asset Management Company Pte. Ltd	0.81%	None	0.81%	9.96%	2.56%	5.33%

Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]	Fixed OptionsThe following is a list of DCA Market Value Adjustment Options currently available under the Contract. We may change the features of the DCA Market Value Adjustment Options listed below, offer new DCA Market Value Adjustment Options, and terminate existing DCA Market Value Adjustment Options. We will provide you with written notice before doing so. Depending on the optional benefits you choose, you may not be able to invest in the DCA Market Value Adjustment Options, as noted below. For more information about the DCA Market Value Adjustment Options, see “Description of Insurance Company, Registered Separate Account, and Investment Options” in the prospectus.Note. If amounts are withdrawn or transferred from a DCA Market Value Adjustment Option more than 30 days before the end of its Guarantee Period, we will apply a Market Value Adjustment. This may result in a significant reduction in your Account Value. For more information about the Market Value Adjustment, see “Charges and Adjustments” in the prospectus.
Fixed Options Available [Table Text Block]

Name	Term	Minimum Guaranteed Interest Rate*
DCA Market Value Adjustment Option	6 Month	2.40%
DCA Market Value Adjustment Option	12 Month	2.40%

Item 31A. Non-Variable Annuities [Line Items]
Non-variable Annuities [Table Text Block]
ITEM 31A. INFORMATION ABOUT CONTRACTS WITH INDEX-LINKED OPTIONS AND FIXED OPTIONS SUBJECT TO A CONTRACT ADJUSTMENT:
(a) As of December 31, 2025:

Name of the Contract	Number of Contracts Outstanding	Total Value Attributable to the Index-Linked Option and/or Fixed Option subject to an Adjustment	Number of Contracts Sold During the Prior Calendar Year	Gross Premiums Received During the Prior Calendar Year	Amount of Contract Value Redeemed During the Prior Calendar Year	Combination Contract
Prudential MyRock Advisor	447	$291,109.54	10	$4,430,421.00	-$30,854,397.00	Yes
(b) Not Applicable.

Non-variable Annuities [Line Items]
Non-variable Annuities, Name	Prudential MyRock Advisor
Non-variable Annuities, Number Outstanding | Contracts	447
Non-variable Annuities, Total Value	$ 291,109.54
Non-variable Annuities, Number Sold | Contracts	10
Non-variable Annuities, Gross Premiums	$ 4,430,421
Non-variable Annuities, Value Redeemed	$ (30,854,397)
Non-variable Annuities, Combination [Flag]	true
American Funds Insurance Series® Asset Allocation Fund - Class 1
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® Asset Allocation Fund - Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	16.16%
Average Annual Total Returns, 5 Years [Percent]	9.24%
Average Annual Total Returns, 10 Years [Percent]	10.05%
American Funds Insurance Series® Growth Fund - Class 1
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® Growth Fund - Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.33%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	20.54%
Average Annual Total Returns, 5 Years [Percent]	13.66%
Average Annual Total Returns, 10 Years [Percent]	18.26%
American Funds Insurance Series® Growth-Income Fund - Class 1
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® Growth-Income Fund - Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.28%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	18.37%
Average Annual Total Returns, 5 Years [Percent]	14.19%
Average Annual Total Returns, 10 Years [Percent]	14.20%
American Funds Insurance Series® The Bond Fund of America® - Class 1
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® The Bond Fund of America® - Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.22%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	7.40%
Average Annual Total Returns, 5 Years [Percent]	0.10%
Average Annual Total Returns, 10 Years [Percent]	2.61%
American Funds Insurance Series® U.S. Government Securities Fund® - Class 1
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® U.S. Government Securities Fund® - Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.25%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	8.01%
Average Annual Total Returns, 5 Years [Percent]	0.01%
Average Annual Total Returns, 10 Years [Percent]	1.95%
American Funds Insurance Series® Ultra-Short Bond Fund - Class 1
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® Ultra-Short Bond Fund - Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.31%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	4.15%
Average Annual Total Returns, 5 Years [Percent]	3.02%
Average Annual Total Returns, 10 Years [Percent]	1.96%
American Funds Insurance Series® Washington Mutual Investors Fund - Class 1
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® Washington Mutual Investors Fund - Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.25%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	17.50%
Average Annual Total Returns, 5 Years [Percent]	14.17%
Average Annual Total Returns, 10 Years [Percent]	12.65%
BlackRock Advantage Large Cap Core V.I. Fund - Class I
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BlackRock Advantage Large Cap Core V.I. Fund - Class I
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	20.05%
Average Annual Total Returns, 5 Years [Percent]	14.15%
Average Annual Total Returns, 10 Years [Percent]	14.39%
BlackRock Basic Value V.I. Fund - Class I
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BlackRock Basic Value V.I. Fund - Class I
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	24.38%
Average Annual Total Returns, 5 Years [Percent]	13.12%
Average Annual Total Returns, 10 Years [Percent]	10.84%
BlackRock Capital Appreciation V.I. Fund - Class I
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BlackRock Capital Appreciation V.I. Fund - Class I
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	12.04%
Average Annual Total Returns, 5 Years [Percent]	10.78%
Average Annual Total Returns, 10 Years [Percent]	15.62%
BlackRock Equity Dividend V.I. Fund - Class I
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BlackRock Equity Dividend V.I. Fund - Class I
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.68%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	21.54%
Average Annual Total Returns, 5 Years [Percent]	11.72%
Average Annual Total Returns, 10 Years [Percent]	11.28%
BlackRock Global Allocation V.I. Fund - Class I
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. Fund - Class I
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLCBlackRock (Singapore) LimitedBlackRock International Limited
Current Expenses [Percent]	0.76%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	19.80%
Average Annual Total Returns, 5 Years [Percent]	5.79%
Average Annual Total Returns, 10 Years [Percent]	7.59%
BlackRock Large Cap Focus Growth V.I. Fund - Class I
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BlackRock Large Cap Focus Growth V.I. Fund - Class I
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	11.80%
Average Annual Total Returns, 5 Years [Percent]	10.47%
Average Annual Total Returns, 10 Years [Percent]	16.28%
ClearBridge Variable Growth Portfolio - Class I
Variable Option [Line Items]
Portfolio Company Name [Text Block]	ClearBridge Variable Growth Portfolio - Class I
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLCClearBridge Investments, LLC
Current Expenses [Percent]	0.87%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	13.32%
Average Annual Total Returns, 5 Years [Percent]	5.24%
Average Annual Total Returns, 10 Years [Percent]	7.47%
ClearBridge Variable Mid Cap Portfolio - Class I
Variable Option [Line Items]
Portfolio Company Name [Text Block]	ClearBridge Variable Mid Cap Portfolio - Class I
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLCClearBridge Investments, LLC
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	4.35%
Average Annual Total Returns, 5 Years [Percent]	4.50%
Average Annual Total Returns, 10 Years [Percent]	7.50%
ClearBridge Variable Small Cap Growth Portfolio - Class I
Variable Option [Line Items]
Portfolio Company Name [Text Block]	ClearBridge Variable Small Cap Growth Portfolio - Class I
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLCClearBridge Investments, LLC
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	9.23%
Average Annual Total Returns, 5 Years [Percent]	(0.17%)
Average Annual Total Returns, 10 Years [Percent]	9.38%
Dimensional VA Global Bond Portfolio
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Dimensional VA Global Bond Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LPDimensional Fund Advisors Ltd.DFA Australia Limited
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	4.35%
Average Annual Total Returns, 5 Years [Percent]	1.38%
Average Annual Total Returns, 10 Years [Percent]	1.81%
Dimensional VA Global Moderate Allocation Portfolio
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Dimensional VA Global Moderate Allocation Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.28%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	14.68%
Average Annual Total Returns, 5 Years [Percent]	8.42%
Average Annual Total Returns, 10 Years [Percent]	8.65%
Dimensional VA International Small Portfolio
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Dimensional VA International Small Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LPDimensional Fund Advisors Ltd.DFA Australia Limited
Current Expenses [Percent]	0.39%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	36.99%
Average Annual Total Returns, 5 Years [Percent]	8.89%
Average Annual Total Returns, 10 Years [Percent]	8.68%
Dimensional VA International Value Portfolio
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Dimensional VA International Value Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LPDimensional Fund Advisors Ltd.DFA Australia Limited
Current Expenses [Percent]	0.27%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	45.64%
Average Annual Total Returns, 5 Years [Percent]	15.85%
Average Annual Total Returns, 10 Years [Percent]	10.46%
Dimensional VA Short-Term Fixed Portfolio
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Dimensional VA Short-Term Fixed Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LPDimensional Fund Advisors Ltd.DFA Australia Limited
Current Expenses [Percent]	0.12%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	4.33%
Average Annual Total Returns, 5 Years [Percent]	2.65%
Average Annual Total Returns, 10 Years [Percent]	1.97%
Dimensional VA U.S. Large Value Portfolio
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Dimensional VA U.S. Large Value Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.21%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	15.83%
Average Annual Total Returns, 5 Years [Percent]	11.97%
Average Annual Total Returns, 10 Years [Percent]	10.51%
Dimensional VA U.S. Targeted Value Portfolio
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Dimensional VA U.S. Targeted Value Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	8.95%
Average Annual Total Returns, 5 Years [Percent]	13.60%
Average Annual Total Returns, 10 Years [Percent]	11.00%
Fidelity® Variable Insurance Products Balanced Portfolio - Initial Class
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Balanced Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLCFMR Investment Management (UK) LimitedFidelity Management & Research (Hong Kong) LimitedFidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.41%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	15.25%
Average Annual Total Returns, 5 Years [Percent]	9.52%
Average Annual Total Returns, 10 Years [Percent]	11.13%
Fidelity® Variable Insurance Products Consumer Discretionary Portfolio - Initial Class
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Consumer Discretionary Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLCFMR Investment Management (UK) LimitedFidelity Management & Research (Hong Kong) LimitedFidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	6.80%
Average Annual Total Returns, 5 Years [Percent]	8.10%
Average Annual Total Returns, 10 Years [Percent]	12.51%
Fidelity® Variable Insurance Products Contrafund® Portfolio - Initial Class
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Contrafund® Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLCFMR Investment Management (UK) LimitedFidelity Management & Research (Hong Kong) LimitedFidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.54%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	21.52%
Average Annual Total Returns, 5 Years [Percent]	15.37%
Average Annual Total Returns, 10 Years [Percent]	15.78%
Fidelity® Variable Insurance Products Disciplined Small Cap Portfolio - Initial Class
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Disciplined Small Cap Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLCFidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.32%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	17.38%
Average Annual Total Returns, 5 Years [Percent]	10.36%
Average Annual Total Returns, 10 Years [Percent]	10.60%
Fidelity® Variable Insurance Products Emerging Markets Portfolio - Initial Class
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Emerging Markets Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLCFMR Investment Management (UK) LimitedFidelity Management & Research (Hong Kong) LimitedFidelity Management & Research (Japan) LimitedFIL Investment AdvisorsFIL Investment Advisors (UK) Limited
Current Expenses [Percent]	0.87%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	41.20%
Average Annual Total Returns, 5 Years [Percent]	5.88%
Average Annual Total Returns, 10 Years [Percent]	10.93%
Fidelity® Variable Insurance Products Financials Portfolio - Initial Class
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Financials Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLCFMR Investment Management (UK) LimitedFidelity Management & Research (Hong Kong) LimitedFidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.60%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	15.18%
Average Annual Total Returns, 5 Years [Percent]	16.45%
Average Annual Total Returns, 10 Years [Percent]	13.40%
Fidelity® Variable Insurance Products Floating Rate High Income Portfolio - Initial Class
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Floating Rate High Income Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLCFMR Investment Management (UK) LimitedFidelity Management & Research (Hong Kong) LimitedFidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.73%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	5.33%
Average Annual Total Returns, 5 Years [Percent]	6.06%
Average Annual Total Returns, 10 Years [Percent]	5.44%
Fidelity® Variable Insurance Products Growth Opportunities Portfolio - Initial Class
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Growth Opportunities Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLCFMR Investment Management (UK) LimitedFidelity Management & Research (Hong Kong) LimitedFidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.56%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	22.02%
Average Annual Total Returns, 5 Years [Percent]	11.31%
Average Annual Total Returns, 10 Years [Percent]	19.94%
Fidelity® Variable Insurance Products Growth Portfolio - Initial Class
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Growth Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLCFMR Investment Management (UK) LimitedFidelity Management & Research (Hong Kong) LimitedFidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.55%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	14.92%
Average Annual Total Returns, 5 Years [Percent]	13.70%
Average Annual Total Returns, 10 Years [Percent]	17.45%
Fidelity® Variable Insurance Products Health Care Portfolio - Initial Class
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Health Care Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLCFMR Investment Management (UK) LimitedFidelity Management & Research (Hong Kong) LimitedFidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.59%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	14.39%
Average Annual Total Returns, 5 Years [Percent]	4.18%
Average Annual Total Returns, 10 Years [Percent]	8.75%
Fidelity® Variable Insurance Products High Income Portfolio - Initial Class
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products High Income Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLCFMR Investment Management (UK) LimitedFidelity Management & Research (Hong Kong) LimitedFidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	10.36%
Average Annual Total Returns, 5 Years [Percent]	4.22%
Average Annual Total Returns, 10 Years [Percent]	5.59%
Fidelity® Variable Insurance Products Industrials Portfolio - Initial Class
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Industrials Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLCFMR Investment Management (UK) LimitedFidelity Management & Research (Hong Kong) LimitedFidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.60%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	24.52%
Average Annual Total Returns, 5 Years [Percent]	14.79%
Average Annual Total Returns, 10 Years [Percent]	12.98%
Fidelity® Variable Insurance Products International Capital Appreciation Portfolio - Initial Class
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products International Capital Appreciation Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLCFMR Investment Management (UK) LimitedFidelity Management & Research (Hong Kong) LimitedFidelity Management & Research (Japan) LimitedFIL Investment AdvisorsFIL Investment Advisors (UK) Limited
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	18.69%
Average Annual Total Returns, 5 Years [Percent]	6.26%
Average Annual Total Returns, 10 Years [Percent]	9.81%
Fidelity® Variable Insurance Products Investment Grade Bond Portfolio - Initial Class
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Investment Grade Bond Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLCFMR Investment Management (UK) LimitedFidelity Management & Research (Hong Kong) LimitedFidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.37%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	7.22%
Average Annual Total Returns, 5 Years [Percent]	0.06%
Average Annual Total Returns, 10 Years [Percent]	2.71%
Fidelity® Variable Insurance Products Mid Cap Portfolio - Initial Class
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Mid Cap Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLCFMR Investment Management (UK) LimitedFidelity Management & Research (Hong Kong) LimitedFidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.55%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	11.75%
Average Annual Total Returns, 5 Years [Percent]	10.10%
Average Annual Total Returns, 10 Years [Percent]	10.59%
Fidelity® Variable Insurance Products Strategic Income Portfolio - Initial Class
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Strategic Income Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLCFMR Investment Management (UK) LimitedFidelity Management & Research (Hong Kong) LimitedFidelity Management & Research (Japan) LimitedFIL Investment AdvisorsFIL Investment Advisors (UK) Limited
Current Expenses [Percent]	0.63%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	8.85%
Average Annual Total Returns, 5 Years [Percent]	3.07%
Average Annual Total Returns, 10 Years [Percent]	4.66%
Fidelity® Variable Insurance Products Technology Portfolio - Initial Class
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Technology Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLCFMR Investment Management (UK) LimitedFidelity Management & Research (Hong Kong) LimitedFidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.56%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	23.36%
Average Annual Total Returns, 5 Years [Percent]	16.83%
Average Annual Total Returns, 10 Years [Percent]	23.76%
Fidelity® Variable Insurance Products Utilities Portfolio - Initial Class
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Utilities Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLCFMR Investment Management (UK) LimitedFidelity Management & Research (Hong Kong) LimitedFidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.60%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	14.11%
Average Annual Total Returns, 5 Years [Percent]	12.52%
Average Annual Total Returns, 10 Years [Percent]	12.51%
Franklin Multi-Asset Variable Conservative Growth Fund - Class I
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Franklin Multi-Asset Variable Conservative Growth Fund - Class I
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLCFranklin Advisers, Inc.
Current Expenses [Percent]	0.60%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	12.76%
Average Annual Total Returns, 5 Years [Percent]	6.69%
Average Annual Total Returns, 10 Years [Percent]	7.70%
Franklin Multi-Asset Variable Growth Fund - Class I
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Franklin Multi-Asset Variable Growth Fund - Class I
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLCFranklin Advisers, Inc.
Current Expenses [Percent]	0.79%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	16.56%
Average Annual Total Returns, 5 Years [Percent]	11.01%
Average Annual Total Returns, 10 Years [Percent]	10.59%
Franklin Multi-Asset Variable Moderate Growth Fund - Class I
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Franklin Multi-Asset Variable Moderate Growth Fund - Class I
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLCFranklin Advisers, Inc.
Current Expenses [Percent]	0.77%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	14.86%
Average Annual Total Returns, 5 Years [Percent]	9.31%
Average Annual Total Returns, 10 Years [Percent]	9.45%
LVIP ClearBridge Appreciation Fund - Standard Class2
Variable Option [Line Items]
Portfolio Company Name [Text Block]	LVIP ClearBridge Appreciation Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments CorporationClearBridge Investments, LLC
Current Expenses [Percent]	0.70%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	14.50%
Average Annual Total Returns, 5 Years [Percent]	12.72%
Average Annual Total Returns, 10 Years [Percent]	13.34%
LVIP ClearBridge Dividend Strategy Fund - Standard Class
Variable Option [Line Items]
Portfolio Company Name [Text Block]	LVIP ClearBridge Dividend Strategy Fund - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments CorporationClearBridge Investments, LLC
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	12.62%
Average Annual Total Returns, 5 Years [Percent]	11.86%
Average Annual Total Returns, 10 Years [Percent]	12.46%
LVIP ClearBridge Large Cap Growth - Standard Class
Variable Option [Line Items]
Portfolio Company Name [Text Block]	LVIP ClearBridge Large Cap Growth - Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments CorporationClearBridge Investments, LLC
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	8.62%
Average Annual Total Returns, 5 Years [Percent]	10.57%
Average Annual Total Returns, 10 Years [Percent]	14.46%
MFS® Growth Series - Initial Class
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS® Growth Series - Initial Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.73%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	12.19%
Average Annual Total Returns, 5 Years [Percent]	11.10%
Average Annual Total Returns, 10 Years [Percent]	15.60%
MFS® International Intrinsic Value Portfolio - Initial Class
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS® International Intrinsic Value Portfolio - Initial Class (Effective April 30, 2026, this portfolio will be renamed to MFS International Intrinsic Equity Portfolio - Initial Class)
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	33.26%
Average Annual Total Returns, 5 Years [Percent]	7.28%
Average Annual Total Returns, 10 Years [Percent]	9.95%
MFS® Investors Trust Series - Initial Class
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS® Investors Trust Series - Initial Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	13.57%
Average Annual Total Returns, 5 Years [Percent]	11.33%
Average Annual Total Returns, 10 Years [Percent]	12.49%
MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.72%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	9.90%
Average Annual Total Returns, 5 Years [Percent]	10.02%
Average Annual Total Returns, 10 Years [Percent]	14.27%
MFS® Mid Cap Growth Series - Initial Class
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS® Mid Cap Growth Series - Initial Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	3.66%
Average Annual Total Returns, 5 Years [Percent]	3.26%
Average Annual Total Returns, 10 Years [Percent]	11.60%
MFS® New Discovery Series - Initial Class
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS® New Discovery Series - Initial Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.87%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	12.96%
Average Annual Total Returns, 5 Years [Percent]	(0.28%)
Average Annual Total Returns, 10 Years [Percent]	10.74%
MFS® Research Series - Initial Class
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS® Research Series - Initial Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	12.85%
Average Annual Total Returns, 5 Years [Percent]	11.15%
Average Annual Total Returns, 10 Years [Percent]	12.93%
MFS® Technology Portfolio - Initial Class
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS® Technology Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.82%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	16.57%
Average Annual Total Returns, 5 Years [Percent]	12.45%
Average Annual Total Returns, 10 Years [Percent]	18.64%
MFS® Total Return Bond Series - Initial Class
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS® Total Return Bond Series - Initial Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.53%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	7.17%
Average Annual Total Returns, 5 Years [Percent]	0.15%
Average Annual Total Returns, 10 Years [Percent]	2.63%
MFS® Total Return Series - Initial Class
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS® Total Return Series - Initial Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	11.16%
Average Annual Total Returns, 5 Years [Percent]	6.42%
Average Annual Total Returns, 10 Years [Percent]	7.63%
MFS® Utilities Series - Initial Class
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS® Utilities Series - Initial Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.78%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	15.01%
Average Annual Total Returns, 5 Years [Percent]	7.64%
Average Annual Total Returns, 10 Years [Percent]	9.49%
MFS® Value Series - Initial Class
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS® Value Series - Initial Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.69%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	13.01%
Average Annual Total Returns, 5 Years [Percent]	9.95%
Average Annual Total Returns, 10 Years [Percent]	10.05%
PSF Global Portfolio - Class I
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PSF Global Portfolio - Class I
Portfolio Company Adviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.73%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	22.03%
Average Annual Total Returns, 5 Years [Percent]	10.04%
Average Annual Total Returns, 10 Years [Percent]	11.41%
PSF PGIM 50/50 Balanced Portfolio - Class I
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM 50/50 Balanced Portfolio - Class I
Portfolio Company Adviser [Text Block]	PGIM Fixed IncomePGIM LimitedPGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.58%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	12.16%
Average Annual Total Returns, 5 Years [Percent]	7.20%
Average Annual Total Returns, 10 Years [Percent]	8.19%
PSF PGIM Flexible Managed Portfolio - Class I
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Flexible Managed Portfolio - Class I
Portfolio Company Adviser [Text Block]	PGIM Fixed IncomePGIM LimitedPGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.62%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	13.16%
Average Annual Total Returns, 5 Years [Percent]	9.06%
Average Annual Total Returns, 10 Years [Percent]	9.26%
PSF PGIM Government Money Market Portfolio - Class I
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Government Money Market Portfolio - Class I
Portfolio Company Adviser [Text Block]	PGIM Fixed Income
Current Expenses [Percent]	0.32%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	4.05%
Average Annual Total Returns, 5 Years [Percent]	3.06%
Average Annual Total Returns, 10 Years [Percent]	1.96%
PSF PGIM High Yield Bond Portfolio - Class I
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM High Yield Bond Portfolio - Class I
Portfolio Company Adviser [Text Block]	PGIM Fixed IncomePGIM Limited
Current Expenses [Percent]	0.57%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	8.90%
Average Annual Total Returns, 5 Years [Percent]	4.85%
Average Annual Total Returns, 10 Years [Percent]	6.92%
PSF PGIM Jennison Blend Portfolio - Class I
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Jennison Blend Portfolio - Class I
Portfolio Company Adviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.46%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	18.52%
Average Annual Total Returns, 5 Years [Percent]	12.33%
Average Annual Total Returns, 10 Years [Percent]	13.96%
PSF PGIM Jennison Growth Portfolio - Class I
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Jennison Growth Portfolio - Class I
Portfolio Company Adviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.60%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	14.27%
Average Annual Total Returns, 5 Years [Percent]	10.69%
Average Annual Total Returns, 10 Years [Percent]	16.62%
PSF PGIM Jennison Value Portfolio - Class I
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Jennison Value Portfolio - Class I
Portfolio Company Adviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.43%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	16.88%
Average Annual Total Returns, 5 Years [Percent]	13.90%
Average Annual Total Returns, 10 Years [Percent]	11.39%
PSF PGIM Total Return Bond Portfolio - Class I
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Total Return Bond Portfolio - Class I
Portfolio Company Adviser [Text Block]	PGIM Fixed IncomePGIM Limited
Current Expenses [Percent]	0.43%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	7.80%
Average Annual Total Returns, 5 Years [Percent]	0.14%
Average Annual Total Returns, 10 Years [Percent]	3.17%
PSF Small-Cap Stock Index Portfolio - Class I
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PSF Small-Cap Stock Index Portfolio - Class I
Portfolio Company Adviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.38%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	5.69%
Average Annual Total Returns, 5 Years [Percent]	6.97%
Average Annual Total Returns, 10 Years [Percent]	9.52%
PSF Stock Index Portfolio - Class I
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PSF Stock Index Portfolio - Class I
Portfolio Company Adviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.28%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	17.56%
Average Annual Total Returns, 5 Years [Percent]	14.09%
Average Annual Total Returns, 10 Years [Percent]	14.51%
Vanguard Variable Insurance Fund Balanced Portfolio
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Balanced Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.20%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	16.46%
Average Annual Total Returns, 5 Years [Percent]	9.29%
Average Annual Total Returns, 10 Years [Percent]	10.03%
Vanguard Variable Insurance Fund Capital Growth Portfolio
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Capital Growth Portfolio (Effective May 12, 2026, this portfolio will be renamed to Vanguard Variable Insurance Fund PRIMECAP Portfolio)
Portfolio Company Adviser [Text Block]	PRIMECAP Management Company
Current Expenses [Percent]	0.34%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	28.98%
Average Annual Total Returns, 5 Years [Percent]	13.97%
Average Annual Total Returns, 10 Years [Percent]	14.96%
Vanguard Variable Insurance Fund Conservative Allocation Portfolio
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Conservative Allocation Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.12%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	12.73%
Average Annual Total Returns, 5 Years [Percent]	4.22%
Average Annual Total Returns, 10 Years [Percent]	6.14%
Vanguard Variable Insurance Fund Diversified Value Portfolio
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Diversified Value Portfolio
Portfolio Company Adviser [Text Block]	Hotchkis and Wiley Capital Management, LLCAristotle Capital Management, LLCHarris Associates L.P.
Current Expenses [Percent]	0.28%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	16.83%
Average Annual Total Returns, 5 Years [Percent]	13.24%
Average Annual Total Returns, 10 Years [Percent]	11.76%
Vanguard Variable Insurance Fund Equity Income Portfolio
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Equity Income Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company LLPThe Vanguard Group, Inc
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	16.80%
Average Annual Total Returns, 5 Years [Percent]	12.59%
Average Annual Total Returns, 10 Years [Percent]	11.52%
Vanguard Variable Insurance Fund Equity Index Portfolio
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Equity Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	17.70%
Average Annual Total Returns, 5 Years [Percent]	14.27%
Average Annual Total Returns, 10 Years [Percent]	14.66%
Vanguard Variable Insurance Fund Global Bond Index Portfolio
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Global Bond Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	5.69%
Average Annual Total Returns, 5 Years [Percent]	(0.41%)
Vanguard Variable Insurance Fund Growth Portfolio
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Growth Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.36%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	16.89%
Average Annual Total Returns, 5 Years [Percent]	11.36%
Average Annual Total Returns, 10 Years [Percent]	15.58%
Vanguard Variable Insurance Fund High Yield Bond Portfolio
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund High Yield Bond Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company LLPVanguard Group, Inc.
Current Expenses [Percent]	0.24%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	9.18%
Average Annual Total Returns, 5 Years [Percent]	4.05%
Average Annual Total Returns, 10 Years [Percent]	5.62%
Vanguard Variable Insurance Fund International Portfolio
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund International Portfolio
Portfolio Company Adviser [Text Block]	Baillie Gifford Overseas Ltd.Schroder Investment Management North America Inc.
Current Expenses [Percent]	0.32%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	19.97%
Average Annual Total Returns, 5 Years [Percent]	0.62%
Average Annual Total Returns, 10 Years [Percent]	10.48%
Vanguard Variable Insurance Fund Mid-Cap Index Portfolio
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Mid-Cap Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.17%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	11.54%
Average Annual Total Returns, 5 Years [Percent]	8.46%
Average Annual Total Returns, 10 Years [Percent]	10.77%
Vanguard Variable Insurance Fund Moderate Allocation Portfolio
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Moderate Allocation Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.12%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	16.19%
Average Annual Total Returns, 5 Years [Percent]	6.51%
Average Annual Total Returns, 10 Years [Percent]	8.14%
Vanguard Variable Insurance Fund Real Estate Index Portfolio
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Real Estate Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.26%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	3.11%
Average Annual Total Returns, 5 Years [Percent]	4.51%
Average Annual Total Returns, 10 Years [Percent]	5.08%
Vanguard Variable Insurance Fund Short-Term Investment-Grade Portfolio
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Short-Term Investment-Grade Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	6.85%
Average Annual Total Returns, 5 Years [Percent]	2.23%
Average Annual Total Returns, 10 Years [Percent]	2.81%
Vanguard Variable Insurance Fund Total Bond Market Index Portfolio
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	6.94%
Average Annual Total Returns, 5 Years [Percent]	(0.51%)
Average Annual Total Returns, 10 Years [Percent]	1.90%
Vanguard Variable Insurance Fund Total International Stock Market Index Portfolio
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Total International Stock Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.09%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	32.04%
Average Annual Total Returns, 5 Years [Percent]	7.88%
Vanguard Variable Insurance Fund Total Stock Market Index Portfolio
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund Total Stock Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Platform Charge [Percent]	0.35%
Current Expenses + Platform Charge [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	16.93%
Average Annual Total Returns, 5 Years [Percent]	12.98%
Average Annual Total Returns, 10 Years [Percent]	14.10%
Western Asset Core Plus VIT Portfolio - Class I
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Western Asset Core Plus VIT Portfolio - Class I
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLCWestern Asset Management Company, LLCWestern Asset Management Company LimitedWestern Asset Management Company Ltd.Western Asset Management Company Pte. Ltd
Current Expenses [Percent]	0.54%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	7.75%
Average Annual Total Returns, 5 Years [Percent]	(1.44%)
Average Annual Total Returns, 10 Years [Percent]	2.11%
Western Asset Variable Global High Yield Bond Portfolio - Class I
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Western Asset Variable Global High Yield Bond Portfolio - Class I
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLCWestern Asset Management Company, LLCWestern Asset Management Company LimitedWestern Asset Management Company Ltd.Western Asset Management Company Pte. Ltd
Current Expenses [Percent]	0.81%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	9.96%
Average Annual Total Returns, 5 Years [Percent]	2.56%
Average Annual Total Returns, 10 Years [Percent]	5.33%
Prudential Defined Income Benefit
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Prudential Defined Income Benefit1,[2]
Purpose of Benefit [Text Block]	Provides a guaranteed lifetime withdrawal benefit, under which, subject to the terms of the benefit, we guarantee your ability to receive periodic income payments over one lifetime, or over the Owner/Annuitant and their spouse’s lifetime.
Optional Benefit [Flag]	false
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
Brief Restrictions / Limitations [Text Block]	You may not select certain Portfolios. Please refer to Appendix A for Variable Option availability. The 6 or 12 Month DCA Program is not available. Advisory Fees deducted from your Account Value will not be considered “Lifetime Withdrawals” and will not reduce the Guaranteed Income Amount or cause an Excess Withdrawal.
Name of Benefit [Text Block]	Prudential Defined Income Benefit1,[2]
Operation of Benefit [Text Block]
PRUDENTIAL DEFINED INCOME BENEFIT
The Defined Income Benefit is no longer available for election.
The Defined Income Benefit is an optional guaranteed lifetime withdrawal benefit, under which, subject to the terms of the benefit, we guarantee your ability to receive periodic income payments over your lifetime (“Designated Life”), or over your and your spouse’s lives (“Spousal Designated Lives”) and you may change your choice of these options any time before you begin taking Lifetime Withdrawals under the benefit. Generally, if your Account Value is reduced to zero and you meet certain requirements, we make lifetime payments available based on the “Guaranteed Income Amount.” The Designated Life or the younger of the Spousal Designated Lives, as applicable, must be at least age 45 at the time the benefit is elected and the younger of the Spousal Designated Lives must have been at least age 45 when the benefit was elected for the Annuity even if that person does not become a designated life until a later date. The date on which the benefit was added to your Annuity is called the “Benefit Effective Date” in this prospectus and benefits are measured based on “Benefit Years”. You should note that the Benefit Year will be reset following the first Lifetime Withdrawal and this reset operates differently depending on whether your contract is a tax-qualified contract or a Non-qualified contract. The Defined Income Benefit has a separate charge as described below. The benefit will terminate upon specified events (see “Termination of the Defined Income Benefit”). You can choose to terminate the benefit after the first Benefit Year. If you choose to terminate the benefit, you may not re-elect it.
The Defined Income Benefit provides a lifetime income benefit and an Annuitization benefit. Under the lifetime income benefit, each Benefit Year, regardless of the impact of Variable Option performance on the Account Value, you may withdraw an amount we call the “Guaranteed Income Amount.” Once you elect to take a withdrawal of the Guaranteed Income Amount, a “Lifetime Withdrawal,” such withdrawals will be available each Benefit Year until the death of the Designated Life, the simultaneous deaths of Spousal Designated Lives, or the death of the spouse who continued the Annuity and the Defined Income Benefit by spousal continuation of the Annuity under our rules regarding spousal continuation. This lifetime income benefit is subject to our rules regarding the timing and amount of withdrawals and limitations on Investment Options. Certain withdrawals can negatively impact the lifetime income benefit or cause it to terminate. Please see “Impact of Non-Lifetime Withdrawals on the Guaranteed Income Amount” and “Impact of Lifetime Withdrawals on the Guaranteed Income Amount.”

Prudential Dynamic Income Benefit
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Prudential Dynamic Income Benefit[2]
Purpose of Benefit [Text Block]	Provides a variable amount of income, under which, subject to the terms of the benefit, you have the opportunity to take withdrawal amounts over one lifetime, or over the Owner/Annuitant and their spouse’s lifetime.
Optional Benefit [Flag]	false
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	1.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.40%
Brief Restrictions / Limitations [Text Block]	Advisory Fees deducted from your Account Value are treated as withdrawals, and withdrawals may reduce your Income Base and Annual Income Amount in future years. Such reductions may be significant.
Name of Benefit [Text Block]	Prudential Dynamic Income Benefit[2]
Operation of Benefit [Text Block]
PRUDENTIAL DYNAMIC INCOME BENEFIT
The Dynamic Income Benefit is an optional variable income benefit, which, subject to its terms, can provide periodic Income Withdrawals in variable amounts during your lifetime (“Designated Life”), or during your and your spouse’s lives (“Spousal Designated Lives”) as you choose at the time you begin Income Withdrawals. While your Account Value is greater than zero, you can allocate it to any Investment Option(s) and you bear the risk that the selected Investment Options will not provide investment performance (net of fees) sufficient to maintain or increase your Income Withdrawals under the benefit. If your Account Value is reduced to zero and you meet certain requirements, we will provide guaranteed payments in the amount of the then current “Annual Income Amount” until the death of the Designated Life or Spousal Designated Life, as applicable. Subject to the minimum issue age for the Dynamic Income Benefit, you may elect the benefit at the time you purchase your Annuity or at any other time while the Account Value is greater than zero and before the oldest Owner of the Annuity reaches age 86 so long as we are then offering the benefit. The Designated Life or the younger of the Spousal Designated Lives, as applicable, must be at least age 45 at the time the benefit is elected and the younger of the Spousal Designated Lives must have been at least age 45 when the benefit was elected for the Annuity even if that person does not become a designated life until a later date. The date on which the benefit is added to your Annuity is called the “Benefit Effective Date” in this prospectus and benefits are measured based on “Benefit Years”. You should note that the Benefit Year will be reset following the first Income Withdrawal and this reset operates differently depending on whether your contract is a tax-qualified contract or a Non-qualified contract. The Dynamic Income Benefit has a separate charge as described below. The benefit will terminate upon specified events (see “Termination of the Dynamic Income Benefit”). You can choose to terminate the benefit after the first Benefit
Year. If you choose to terminate the benefit, you may not reelect it for 90 days following the termination. The Dynamic Income Benefit may be appropriate if you wish to make periodic withdrawals from your Annuity that could increase due to Income Deferral Rate additions to the Initial Income Percentage and any Account performance that exceeds the fees for the Annuity and the benefit.
The Dynamic Income Benefit provides a pre-income withdrawal phase, an income withdrawal phase, and an Annuitization phase. These phases are described briefly below, and more detail and examples follow in the remainder of this section.
●
Before you begin to take Income Withdrawals, we will add a daily amount to the percentage we use to determine your withdrawals under the benefit. Until your first Income Withdrawal, unless you make subsequent Purchase Payments, the percentage by which your Annual Income Amount is determined is the applicable Initial Income Percentage plus the cumulative daily accruals of the applicable Income Deferral Rate. If you make subsequent Purchase Payments, we use a weighted Income Percentage as described below. Assuming your Account performance is at least zero, these increases to the Initial Income Percentage increase the amount you can take as withdrawals under the benefit without negatively impacting future amounts. Also, your Account performance will increase or decrease the amount that becomes available for these withdrawals.

●
In the Income Withdrawal Phase, you may withdraw up to an amount we call the “Annual Income Amount” each Benefit Year and, in any Benefit Year in which you do not take your full Annual Income Amount, the dollars not withdrawn will be available for withdrawal in subsequent Benefit Years. Any amounts carried over to subsequent Benefit Years may be referred to on Account statements and marketing material as “Unused Annual Income Amount.” The Annual Income Amount and any Unused Annual Income Amount, will vary from Benefit Year to Benefit Year based on the net performance of your Account and will be reduced proportionally by any withdrawal of Excess Income (as described below). If any withdrawal is a withdrawal of Excess Income and reduces your Account Value to zero, your Annual Income Amount would also become zero, and the benefit and the Annuity then would terminate. In that scenario, no further amount would be payable under the Dynamic Income Benefit.

●
If Account Value falls to zero due to withdrawals that do not exceed the Annual Income Amount and any Annual Income Amount carried over from previous years, we will pay a fixed benefit each year equal to the Annual Income Amount last determined when Account Value was reduced to zero. This amount will be paid until the death of the Designated Life or surviving Spousal Designated Life, whichever occurs later. Any Annual Income Amount you carried over from prior Benefit Years will be paid to you in a lump sum and will not be included in the calculation of the fixed payment.

The Dynamic Income Benefit is subject to our rules regarding the timing and amount of withdrawals. Certain withdrawals can negatively impact the benefit or cause it to terminate. Please see “Impact of Withdrawals Before Your First Income Withdrawal” and “Impact of Income Withdrawals on the Annual Income Amount.”
You are not required to take Income Withdrawals while the benefit is in effect. However, your choices about when and in what amount(s) to take income can affect your Annual Income Amount. Generally, delaying income to allow for Income Deferral amounts to accumulate can provide a higher income amount; however, should you pass away before income payments begin or take only a few Income Withdrawals, you will have paid for a benefit you did not use. You should discuss when and how to use Income Withdrawals under the benefit with your Financial Professional.

Basic Death Benefit
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Basic Death Benefit
Purpose of Benefit [Text Block]	Provides protection for your Beneficiary(ies) by ensuring that they do not receive less than your Account Value.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Standard Benefit Expense (of Benefit Base), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Advisory Fees deducted from your Account Value are treated as withdrawals, and withdrawals will reduce your Minimum Death Benefit amount on a proportional basis. Such reductions may be significant.
Name of Benefit [Text Block]	Basic Death Benefit
Operation of Benefit [Text Block]
BASIC DEATH BENEFIT
The Annuity provides a death benefit at no additional charge. The amount of the death benefit, referred to as the “basic death benefit” in the Annuity, is your Account Value on the date we receive Due Proof of Death. Please note that your Account Value includes any applicable Market Value Adjustment.
Here is an example of how the basic death benefit is calculated:
The contract was issued with Purchase Payments totaling $100,000 but, due to negative Variable Option performance, the Account Value had decreased to $80,000. If the Owner died, the death benefit would be $80,000.
Here is an example of how the basic death benefit is calculated when Advisory Fees are withdrawn:
The contract was issued with Purchase Payments totaling $100,000 but, due to negative Variable Option performance, the Account Value had decreased to $80,000. If the Owner died, the death benefit would be $80,000. This amount, however, is reduced when you make a withdrawal from the contract, including withdrawals for Advisory Fees. If withdrawals of Advisory Fees totaled $1,500, the death benefit would also be reduced by $1,500. Since the death benefit had been $80,000, it would now be $78,500.

Dollar Cost Averaging
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	Allows you to systematically transfer a percentage amount out of one variable Investment Option and into any other variable Investment Option(s).
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Standard Benefit Expense (of Benefit Base), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Minimum allocation requirements.
Name of Benefit [Text Block]	Dollar Cost Averaging
Auto-Rebalancing
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Auto-Rebalancing
Purpose of Benefit [Text Block]	You can direct us to automatically rebalance your assets to return to your original allocation percentage or to a subsequent allocation percentage you select.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Standard Benefit Expense (of Benefit Base), Current [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	None
Name of Benefit [Text Block]	Auto-Rebalancing
Return of Adjusted Purchase Payments Death Benefit
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.10%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Return of Adjusted Purchase Payments Death Benefit
Purpose of Benefit [Text Block]	Provides an enhanced level of protection for your Beneficiary(ies) by providing a death benefit equal to the greater of Account Value and Return of Adjusted Purchase Payment amount.
Optional Benefit [Flag]	false
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.10%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.10%
Brief Restrictions / Limitations [Text Block]	The availability of Contract benefits may vary depending on the investment advisor or broker-dealer through which the Contract is sold. Please refer to “Appendix D – Financial Intermediary Variations.” Advisory Fees deducted from your Account Value will not be considered a withdrawal from your Account Value and will not reduce Adjusted Purchase Payments.
Name of Benefit [Text Block]	Return of Adjusted Purchase Payments Death Benefit
Operation of Benefit [Text Block]
THE RETURN OF ADJUSTED PURCHASE PAYMENTS DEATH BENEFIT
For an additional charge, the Annuity provides an optional death benefit called the Return of Adjusted Purchase Payments Death Benefit. This optional death benefit may only be elected at the time you purchase the Annuity or within the first 30 days following the Issue Date, or, when the Annuity is continued under spousal continuation, within the first 30 days following the date the spouse becomes the Owner of the Annuity. Once elected, you cannot elect to cancel the benefit; however, the benefit may terminate under certain circumstances, including if certain changes are made to the Owner or Annuitant. Please see “Termination of the Optional Death Benefit”. The availability of the Return of Adjusted Purchase Payments Death Benefit may vary depending on the investment advisor or broker-dealer through which the Contract is sold. Please refer to “Appendix D – Financial Intermediary Variations.”
Calculation of the Return of Adjusted Purchase Payments Death Benefit Amount
The amount of the death benefit under the Return of Adjusted Purchase Payments Death Benefit is equal to the greater of:
1.	the basic death benefit described above, which is the Account Value on the date we receive Due Proof of Death; and
2.	the sum of all Adjusted Purchase Payments you have made since the Issue Date until the date of Due Proof of Death, reduced proportionally by the ratio of the amount of any withdrawal to the Account Value immediately prior to the withdrawal.

Calculation Method of Benefit [Text Block]	Calculation of the Return of Adjusted Purchase Payments Death Benefit AmountThe amount of the death benefit under the Return of Adjusted Purchase Payments Death Benefit is equal to the greater of:the basic death benefit described above, which is the Account Value on the date we receive Due Proof of Death; andthe sum of all Adjusted Purchase Payments you have made since the Issue Date until the date of Due Proof of Death, reduced proportionally by the ratio of the amount of any withdrawal to the Account Value immediately prior to the withdrawal.
Six Month DCA Market Value [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	DCA Market Value Adjustment Option
Fixed Option Available, Term	6 months
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	2.40%
Twelve Month DCA Market Value [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	DCA Market Value Adjustment Option
Fixed Option Available, Term	12 months
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	2.40%
Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	You can lose money by investing in the Contract.For more information on the risk of loss from poor performance, please refer to the “Principal Risks of Investing in the Contract” section of this prospectus.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risk of LossYou could lose money by investing in the Annuity, including your principal investment. An investment in the Annuity is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis. Because of the long-term nature of the Contract, you should consider whether the Contract is consistent with your financial situation and objectives.Withdrawals may generally reduce the level of various optional benefit guarantees provided and may be subject to federal and state income taxes, as well as a 10% additional tax. If you withdraw or transfer assets from the DCA Market Value Adjustment Options more than 30 days prior to the end of the Guarantee Period, we will apply a Market Value Adjustment, which may increase or decrease your initial amount invested.If you choose to pay Advisory Fees from your Account Value, this deduction will be treated as a withdrawal. This will reduce your Account Value, death benefit, and the value of optional benefit guarantees, perhaps significantly, and this reduction may be greater than the amount withdrawn. In addition, if Advisory Fees are deducted from the DCA Market Value Adjustment Options more than 30 days prior to the end of the Guarantee Period, this deduction will be subject to the Market Value Adjustment (which may be positive or negative) as described above. The deduction of Advisory Fees may also be subject to federal and state income taxes, as well as a 10% additional tax. You may be able to pay your advisory fees from a separate source. Please consult your personal tax advisor as this may result in negative tax consequences.For more information on the short-term investment risks, please refer to the “Principal of Risks of Investing in the Contract” section of this prospectus.
Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options you select. Each of the Investment Options available under the Contract, including the Variable Options and the DCA Market Value Adjustment Options, has its own unique risks. You should review the Investment Options before making an investment decision. The DCA Market Value Adjustment Options may be subject to a Market Value Adjustment, which can be negative, causing you to lose money.For more information on the risks associated with Investment Options, please refer to the “Principal Risks of Investing in the Contract” section of this prospectus.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risks Associated with Variable Investment OptionsYou take all the investment risk for amounts allocated to one or more of the Variable Options, which invest in Portfolios. If the Variable Options you select increase in value, then your Account Value goes up; if they decrease in value, your Account Value goes down. How much your Account Value goes up or down depends on the performance of the Portfolios in which your Variable Options invest. We do not guarantee the investment results of any Portfolio. An investment in the Annuity is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision. We reserve the right to add, eliminate, substitute or combine Variable Options as Investment Options available under the Annuity or to close Variable Options to subsequent Purchase Payments on existing Annuities or for Annuities purchased on or after specified dates.
Early Withdrawal Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Early Withdrawal RiskThe Annuity is not a short-term investment vehicle and is not an appropriate investment for an investor who needs ready access to cash. The Annuity is designed to provide benefits on a long-term basis. Because of the long-term nature of the Annuity, you should consider whether the Annuity is consistent with your financial situation and objectives. Withdrawals under the Annuity, including partial withdrawals and a full surrender, may be subject to negative Market Value Adjustments and negative tax consequences. If you have elected certain Optional Benefits, a withdrawal may reduce the amount of your Benefit on more than a dollar for dollar basis. While the Annuity provides a Death Benefit, the amount of that benefit is subject to investment gains and losses and is reduced for any withdrawals you take, including Advisory Fee deductions.
Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the Contract is subject to the risks related to the Company. Any obligations (including under any DCA Market Value Adjustment Option), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request. Such requests can be made toll free at 1-888-PRU-2888.For more information on insurance company risks, please refer to the “Principal Risks of Investing in the Contract” section of this prospectus
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Insurance Company RiskNo company other than Pruco Life has any legal responsibility to pay amounts that Pruco Life owes under the Annuity, including amounts allocated to the DCA Market Value Adjustment Options, which are supported by our general account and are subject to our claims-paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to our general creditors and for conducting routine business activities, such as the payment of salaries, rent, and other ordinary business expenses. You should look to the financial strength of Pruco Life for its claims-paying ability. Pruco Life is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect Pruco Life and our ability to conduct business and process transactions. Although Pruco Life has business continuity plans, it is possible that the plans may not operate as intended or required and that Pruco Life may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.
Risks Associated with Third Party Advisory Fees [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risks Associated with Third Party Advisory FeesCurrently, we permit you to deduct Advisory Fees directly from your Account Value in order to pay third party financial professionals. This Advisory Fee is in addition to fees and expenses disclosed in this prospectus. If you elect to pay the Advisory Fee from your Account Value, this deduction may generally reduce the level of various benefit guarantees provided, may trigger a Market Value Adjustment (which may be positive or negative), and may be subject to federal and state income taxes and a 10% additional tax.
Possible Adverse Tax Consequences [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Possible Adverse Tax ConsequencesThe tax considerations associated with the Annuity vary and can be complicated. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Before making a Purchase Payment or taking other action related to your Annuity, you should consult with a qualified tax advisor for complete information and advice. For example, distributions from your Annuity are generally subject to ordinary income taxation on the amount of any investment gain unless the distribution qualifies as a non-taxable exchange or transfer. In addition, if you take a distribution prior to the taxpayer’s age 59½, you may be subject to a 10% additional tax in addition to ordinary income taxes on any gain.
Possible Fees on Access to Account Value [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Possible Fees on Access to Account ValueWe may apply fees if you access your Account Value during the Savings Stage or surrender your Annuity. For example, in addition to possible tax consequences discussed above, you may incur fees for accessing your Account Value such as an Annual Maintenance Fee, Tax Charge, and/or a charge for any optional benefits. In addition, we may assess a Market Value Adjustment for withdrawals from a DCA Market Value Adjustment Option.
Annuity Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Annuity Changes RiskWe reserve the right to limit the number of transfers you may make or to impose a minimum transfer amount. We also reserve the right to add, eliminate, substitute or combine Variable Options as Investment Options available under the Annuity or to close Variable Options to subsequent Purchase Payments on existing Annuities or for Annuities purchased on or after specified dates. We may limit, suspend or reject any additional Purchase Payment at any time on a non-discriminatory basis. If we do so, you may no longer be able to increase the values associated with an optional living benefit or increase the amount of the death benefit under an optional death benefit through subsequent Purchase Payments. This would also impact your ability to make annual contributions to certain qualified Annuities. In addition, we may impose limitations on an investment professional’s or investment advisor’s ability to request financial transactions on your behalf.
Risks Associated with the DCA Market Value Adjustment Options [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risks Associated with the DCA Market Value Adjustment OptionsWe determine the interest rates credited to the DCA Market Value Adjustment Options in our sole discretion, subject to guaranteed minimums, and we may change the rates for new Guarantee Periods at any time. Any change in interest rates do not affect the Guarantee Periods that began before the date of the change. There is a risk that the interest rates for new Guarantee Periods will be lower than the rates that were previously in effect. In addition, if you withdraw or transfer assets from a DCA Market Value Adjustment Option more than 30 days prior to the end of the Guarantee Period, we will apply a Market Value Adjustment, which may increase or decrease your initial amount invested. You could lose up to 100% of your investment in a DCA Market Value Adjustment Option as a result of a negative Market Value Adjustment. Generally, if yields are higher at the time of Market Value Adjustment application than they were at the beginning of the Guarantee Period, the Market Value Adjustment will be negative.
Cyber Security and Business Continuity Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Cyber Security and Business Continuity RisksWith the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, the Company is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of increasingly complex products, such as those that feature automatic asset transfer or reallocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.The Company is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect the Company and our ability to conduct business and process transactions. Although the Company has business continuity plans, it is possible that the plans may not operate as intended or required and that the Company may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.Cyber security events, disasters and similar events, whether deliberate or unintentional, that could impact the Company and Contract owners could arise not only in connection with our own administration of the Annuity, but also with entities operating the Annuity’s Portfolios and with third-party service providers. Cyber security and other events affecting any of the entities involved with the offering and administration of the Annuity may cause significant disruptions in the business operations related to the Annuity. Potential impacts may include, but are not limited to, potential financial losses under the Annuity, your inability to conduct transactions under the Annuity and/or with respect to a Portfolio, an inability to calculate unit values with respect to the Annuity and/or the net asset value (“NAV”) with respect to a Portfolio, and disclosures of your personal or confidential account information.In addition to direct impacts to you, cyber security and other events described above may result in adverse impacts to the Company, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by the Company may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by the Company in enhancing and upgrading computer systems and systems security following a cyber security failure or responding to a disaster or similar event. The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, and others continue to pose new and significant cyber security threats. In addition, the global spread of COVID-19 has caused the Company and its service providers to implement business continuity plans, including widespread use of work-from-home arrangements. Although the Company, our service providers, and the Portfolios offered under the Annuity may have established business continuity plans and risk management systems to mitigate risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, the Company cannot control or assure the efficacy of the cyber security and business continuity plans and systems implemented by third-party service providers, the Portfolios, and the issuers in which the Portfolios invest.The military invasion of Ukraine initiated by Russia in February 2022 and the resulting response by the United States and other countries have led to economic disruptions, as well as increased volatility and uncertainty in the financial markets. It is not possible to predict the ultimate duration and scope of the conflict, or the future impact on U.S. and global economies and financial markets. The performance of the Index(es) may be adversely affected.
Artificial Intelligence Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Artificial Intelligence Risk: In addition to the cyber security risks described above, the development, adoption and use of AI, including generative artificial intelligence (“Generative AI”), by us and by third parties on whom we rely may increase existing operational risks or create new operational risks that we are not currently anticipating. AI technologies offer potential benefits in areas such as customer service personalization and process automation, and we expect to use AI and Generative AI to help deliver products and services and support critical functions. We also expect third parties on whom we rely to do the same. There are significant risks involved in developing and deploying AI, and there can be no assurance that its use will enhance our products or services or be beneficial to our business, including our efficiency or profitability. The risk that AI and Generative AI may be misused is increased by the relative newness of the technology, the speed at which it is being adopted, and the lack of laws, regulations or standards governing its use. Such misuse could expose the Company to legal or regulatory risk, damage customer relationships or cause reputational harm. Further, our ability to continue to develop and efficiently deploy AI technologies depends on access to specific third-party equipment and other physical infrastructure, such as processing hardware and network capacity, the availability and pricing of which is difficult to control, especially in a highly competitive environment. Our competitors may also adopt AI or Generative AI more quickly or more effectively than we do, which could cause competitive harm. Because the Generative AI technology is so new, some of the potential risks of Generative AI are currently unknowable.

[1]
1.	The Administrative Expense is waived if the sum of the Purchase Payments at the time the fee is due is equal to or greater than $100,000. Administrative Expense is referred to as “Annual Maintenance Fee” or “Annual Account Management Fee” elsewhere in this Prospectus.

[2]
2.	Any transactions that impact Net Purchase Payments and cause a change in the applicable Base Contract Expense level will cause that change in level on the Valuation Day on which the transactions occur.

[3]
3.	For Net Purchase Payments equal to or greater than $1,000,000 the base contract expense will be 0.25%.

[4]
4.	We assess an additional charge (Fund Access Charge) for allocations to certain Variable Options available when you do not have the Defined Income Benefit in effect for your Annuity.

[5]
5.	See “Benefits Available Under the Contract” for information regarding our right to increase the charge after the 3rd anniversary of the Benefit Effective Date.

[6]
1.	The following transactions, when they occur more than 30 days prior to the end of the Guarantee Period, are subject to a Market Value Adjustment: (i) partial withdrawals (including systematic withdrawals, Required Minimum Distributions, and withdrawals under the Dynamic Income Benefit), (ii) surrenders, (iii) exercise of the right to cancel, (iv) transfers (other than scheduled DCA transfers), and (v) the deduction of fees (including Advisory Fees).

[7]
1.	You may make twenty (20) free transfers between Investment Options each Annuity Year. After the twentieth transfer in each Annuity Year, we will charge $10 for each additional transfer.

[8]
2.	We do not currently assess this fee. However, we reserve the right to charge up to $50 for each additional report (i.e., confirmation statement or quarterly statement) you request.

[9]
6.	Charge assessed as a percentage of the net assets of the Variable Options. The Defined Income Benefit is no longer available for sale or re-election.

[10]
7.	Since the charge for the Prudential Dynamic Income Benefit is assessed against Unadjusted Account Value, to determine the maximum and current total annualized charge for purposes of this table, we assume that the Account Value is equal to the daily net assets of the Variable Options. Account Value could be different from the daily net assets of the Variable Options if you have amounts allocated to the DCA Market Value Adjustment.

[11]
1.	This benefit is no longer available for new elections.

[12]
2.	We may increase the current charge for the Defined Income Benefit and the Dynamic Income Benefit after the 3rd Benefit Anniversary. We will notify you in writing in advance of an increase in the charge for the benefit. You will have the option of refusing the charge increase. If you refuse the charge increase, the charge for the Defined Income Benefit or the Dynamic Income Benefit, as applicable, will continue at the current rate until the benefit terminates. If you wish to opt out of the charge increase, you must notify us within the period stated in our notice to you; otherwise the charge increase will become effective. When we receive your opt-out request, we will send you a form confirming the estimated dollar amount of the 5% reduction in the applicable income amount. If you still wish us to process your opt-out request, you must sign and return the form to us at our Service Center in Good Order.

[13]
The additional information below may be applicable to the Portfolios listed in the above table.

[14]
Fidelity and Contrafund are registered marks of FMR LLC. Used with permission.

[15]
PGIM Fixed Income is a business unit of PGIM, Inc.

[16]
PGIM Investments LLC manages each of the Portfolios of The Prudential Series Fund (PSF).

[17]
PGIM Investments LLC manages each of the Portfolios of the Advanced Series Trust (AST). AST Investment Services, Inc. serves as co-manager, along with PGIM Investments LLC, to many of the Portfolios of AST.

[18]
PGIM Real Estate is a business unit of PGIM, Inc.

[19]
1.	Current expenses for certain portfolios are effective April 30, 2026 or May 1, 2026. Please see the Portfolio prospectus for the effective date of the current expenses.

[20]
2.	Effective April 27, 2026 was added to the product as a result of ClearBridge Variable Appreciation Portfolio - Class I merger.

[21]
3.	Effective April 27, 2026 was added to the product as a result of ClearBridge Variable Dividend Strategy Portfolio - Class I merger.

[22]
4.	Effective April 27, 2026 was added to the product as result of ClearBridge Variable Large-Cap Growth Portfolio - Class I merger.

[23]
†	Additional information regarding the Portfolio is presented below. Please see the Portfolio prospectus for additional information.
Fidelity® Variable Insurance Products High Income Portfolio - Initial Class
Includes interest expense of certain underlying Fidelity® funds. Excluding interest expense of the applicable underlying Fidelity® funds, total annual operating expenses after fee waiver and/or expense reimbursement are 0.67% for the Initial Class.

[24]
♦	This information includes annual expenses that reflect temporary or other fee reductions or waivers. Please see the Portfolio prospectus for additional information.